As filed with the Securities and Exchange Commission on August 21, 2001

                                             1933 Act Registration No. 33-53690
                                             1940 Act Registration No. 811-7310

                   SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                                    FORM N-lA

                  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                       Pre-Effective Amendment No.____________ [ ]
                       Post-Effective Amendment No.   33       [X]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                Amendment No. 31 [X]

                        (Check appropriate box or boxes.)

                                    ARK FUNDS
               (Exact Name of Registrant as Specified in Charter)
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (zip code)

       Registrant's telephone number, including area code: (610) 676-1000

                                  THOMAS R. RUS
                                    Secretary
                                    ARK FUNDS
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                                   Copies to:
                              ALAN C. PORTER, ESQ.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                  Second Floor
                           Washington, D C 20036-1800
                            Telephone (202) 778-9000


It is proposed that this filing will become effective:
[   X      ]      Immediately upon filing pursuant to Rule 485(b)
 ----------
[          ]      On                         to Rule 485(b)
 ----------          -----------------------
[          ]      60 days after filing pursuant to Rule 485(a)(1)
 ----------
[          ]      On                         pursuant to Rule 485(a)(1)
 ----------          -----------------------
[          ]      75 days after filing pursuant to Rule 485(a)(2)
 ----------
[          ]      On ______________ pursuant to Rule 485(a)(2)
 ----------


If appropriate, check the following box:
[          ]      This Post-Effective Amendment designates a new effective date
 ----------       for a previously filed Post-Effective Amendment.

[ARK FUNDS LOGO & GRAPHIC OMITTED]

August 21, 2001

CORPORATE CLASS PROSPECTUS


                U.S. Treasury Cash Management Portfolio

                 U.S. Government Cash Management Portfolio

                  Prime Cash Management Portfolio

                   Tax-Free Cash Management Portfolio



                                                              arkfunds.com
                                           [Right Border & Graphic Omitted]

                       [ARK FUNDS LOGO & GRAPHIC OMITTED]
                   August 21, 2001 CORPORATE CLASS PROSPECTUS

INTRODUCTION - Information
Common to All Portfolios

Each Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Portfolio has its own investment goal and strategies for reaching that goal. The investment advisor invests each Portfolio's assets in a way that it believes will help each Portfolio achieve its goal. Still, investing in each Portfolio involves risk, and there is no guarantee that a Portfolio will achieve its goal. The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Portfolio, just as you could with other investments. A Portfolio share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency.

THE PORTFOLIOS TRY TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THIS GOAL.


HOW TO READ THIS PROSPECTUS
ARK Funds is a mutual fund family that offers shares in separate investment portfolios (Portfolios). The Portfolios have individual investment goals and strategies. This prospectus gives you important information about the Corporate Class Shares of the Portfolios that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO, PLEASE SEE:

CONTENTS

   U.S. TREASURY CASH MANAGEMENT PORTFOLIO                 2
   U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO               4
   PRIME CASH MANAGEMENT PORTFOLIO                         6
   TAX-FREE CASH MANAGEMENT PORTFOLIO                      8
   INVESTMENT ADVISOR                                     10
   PURCHASING, SELLING, AND EXCHANGING
    PORTFOLIO SHARES                                      11
   DISTRIBUTION OF PORTFOLIO SHARES                       13
   DIVIDENDS AND DISTRIBUTIONS                            13
   TAXES                                                  13
   FINANCIAL HIGHLIGHTS                                   14
   MORE INFORMATION ABOUT ARK FUNDS        INSIDE BACK COVER


Investment Advisor:

ALLIED INVESTMENT ADVISORS, INC.



The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                 PROSPECTUS / August 21, 2001

2  [ARK FUNDS LOGO & GRAPHIC OMITTED] U.S. Treasury Cash Management Portfolio

                                                           SUMMARY

                                                   INVESTMENT GOAL
                                                MAXIMIZING CURRENT
                                              INCOME AND PROVIDING
                                            LIQUIDITY AND SECURITY
                                                      OF PRINCIPAL

                                                  INVESTMENT FOCUS
                                          SHORT-TERM U.S. TREASURY
                                                        SECURITIES

                                            SHARE PRICE VOLATILITY
                                                          VERY LOW

                                                         PRINCIPAL
                                               INVESTMENT STRATEGY
                                        INVESTING IN U.S. TREASURY
                                                       OBLIGATIONS

                                                  INVESTOR PROFILE
                                            CONSERVATIVE INVESTORS
                                            SEEKING CURRENT INCOME
                                                THROUGH A LOW-RISK,
                                                 LIQUID INVESTMENT


PRINCIPAL INVESTMENT STRATEGY
      The U.S. Treasury Cash Management Portfolio is a money market fund that seeks its investment goal by investing exclusively in U.S. Treasury obligations.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

PRINCIPAL RISKS
      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      The Portfolio's U.S. Treasury securities are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

      Performance information for the Portfolio will be available after the Portfolio has completed its first full calendar year of operations.

August 21, 2001 / PROSPECTUS

                                  U.S. TREASURY CASH MANAGEMENT PORTFOLIO      3


PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses deducted from Portfolio assets)

-------------------------------------------------------------------------------
                       CORPORATE CLASS
-------------------------------------------------------------------------------
Investment Advisory Fees                       0.15%
-------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
-------------------------------------------------------------------------------
Other Expenses                                 0.21%*
-------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.36%
-------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.12%
-------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.24%**
-------------------------------------------------------------------------------

 * Other Expenses are based on estimated amounts for the current fiscal year. ** The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.24% until August 31, 2002.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."


EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

 YEARS:                   1-$25     3-$104


                                                  PROSPECTUS / August 21, 2001

4 [ARK FUNDS LOGO & GRAPHIC OMITTED]  U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO

                                                           SUMMARY

                                                   INVESTMENT GOAL
                                                MAXIMIZING CURRENT
                                              INCOME AND PROVIDING
                                            LIQUIDITY AND SECURITY
                                                      OF PRINCIPAL

                                                  INVESTMENT FOCUS
                                                        SHORT-TERM
                                                   U.S. GOVERNMENT
                                                        SECURITIES

                                            SHARE PRICE VOLATILITY
                                                          VERY LOW

                                                         PRINCIPAL
                                               INVESTMENT STRATEGY
                                                      INVESTING IN
                                                   U.S. GOVERNMENT
                                                   OBLIGATIONS AND
                                                        REPURCHASE
                                                        AGREEMENTS

                                                  INVESTOR PROFILE
                                            CONSERVATIVE INVESTORS
                                            SEEKING CURRENT INCOME
                                                THROUGH A LOW-RISK,
                                                 LIQUID INVESTMENT




PRINCIPAL INVESTMENT STRATEGY
      The U.S. Government Cash Management Portfolio is a money market fund that seeks its investment goal by investing exclusively in obligations issued by the U.S. government and its agencies and instrumentalities and in repurchase agreements.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

PRINCIPAL RISKS
      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION
      Performance information for the Portfolio will be available after the Portfolio has completed its first full calendar year of operations.

August 21, 2001 / PROSPECTUS

                              U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO       5


PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                         CORPORATE CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.15%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.23%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.38%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.14%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.24%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.24% until August 31, 2002.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."


EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:
--------------------------------------------------------------------------------
 YEARS:        1-$25     3-$108     5-$199     10-$467
--------------------------------------------------------------------------------


                                                  PROSPECTUS / August 21, 2001

6   [ARK FUNDS LOGO & GRAPHIC OMITTED]         PRIME Cash Management Portfolio

                                                                       SUMMARY

                                                               INVESTMENT GOAL
                                                            MAXIMIZING CURRENT
                                                          INCOME AND PROVIDING
                                                        LIQUIDITY AND SECURITY
                                                                  OF PRINCIPAL

                                                              INVESTMENT FOCUS
                                                       SHORT-TERM MONEY MARKET
                                                                   INSTRUMENTS

                                                        SHARE PRICE VOLATILITY
                                                                      VERY LOW

                                                                     PRINCIPAL
                                                           INVESTMENT STRATEGY
                                                     INVESTING IN HIGH-QUALITY
                                                       U.S. DOLLAR-DENOMINATED
                                                      MONEY MARKET SECURITIES

                                                              INVESTOR PROFILE
                                                        CONSERVATIVE INVESTORS
                                                        SEEKING CURRENT INCOME
                                                            THROUGH A LOW-RISK,
                                                             LIQUID INVESTMENT


PRINCIPAL INVESTMENT STRATEGY
      The Prime Cash Management Portfolio is a money market fund that seeks its investment goal by investing primarily in high-quality, short-term U.S. dollar-denominated debt securities issued by corporations, the U.S. government and banks, including U.S. and foreign branches of U.S. banks and U.S. branches of foreign banks. At least 95% of such securities are rated in the highest rating category by two or more nationally recognized statistical rating organizations.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

PRINCIPAL RISKS
      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      The Portfolio's securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION
      Performance information for the Portfolio will be available after the Portfolio has completed its first full calendar year of operations.

August 21, 2001 / PROSPECTUS

                                          PRIME CASH MANAGEMENT PORTFOLIO     7


PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                         CORPORATE CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.15%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.31%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.46%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.22%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.24%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.24% until August 31, 2002.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."


EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


--------------------------------------------------------------------------------
 YEARS:        1-$25     3-$125     5-$236     10-$558
--------------------------------------------------------------------------------


                                                 PROSPECTUS /  August 21, 2001

8  [ARK FUNDS LOGO & GRAPHIC OMITTED]    TAX-FREE CASH MANAGEMENT Portfolio

                                                                   SUMMARY

                                                           INVESTMENT GOAL
                                                         MAXIMIZING CURRENT
                                                        INCOME EXEMPT FROM
                                                        FEDERAL INCOME TAX
                                                   AND PROVIDING LIQUIDITY
                                                 AND SECURITY OF PRINCIPAL

                                                          INVESTMENT FOCUS
                                                  SHORT-TERM, HIGH-QUALITY
                                                    MUNICIPAL MONEY MARKET
                                                               OBLIGATIONS

                                                    SHARE PRICE VOLATILITY
                                                                  VERY LOW

                                                                 PRINCIPAL
                                                       INVESTMENT STRATEGY
                                                   INVESTING IN TAX-EXEMPT
                                                   U.S. DOLLAR-DENOMINATED
                                                   MONEY MARKET SECURITIES

                                                          INVESTOR PROFILE
                                                    CONSERVATIVE INVESTORS
                                                 SEEKING TAX-EXEMPT INCOME
                                                       THROUGH A LOW-RISK,
                                                        LIQUID INVESTMENT




PRINCIPAL INVESTMENT STRATEGY
      The Tax-Free Cash Management Portfolio is a money market fund that seeks its investment goal by investing substantially all of its assets in a broad range of high quality, short-term municipal money market instruments that pay interest that is exempt from Federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. Normally, the Portfolio will not invest in securities subject to the alternative minimum tax or in taxable municipal securities.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

PRINCIPAL RISKS
      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

PERFORMANCE INFORMATION
      Performance information for the Portfolio will be available after the Portfolio has completed its first full calendar year of operations.

August 21, 2001 / PROSPECTUS

                                         TAX-FREE CASH MANAGEMENT PORTFOLIO    9


PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                       CORPORATE CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.15%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.26%*
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.41%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.17%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.24%**
--------------------------------------------------------------------------------

 * Other Expenses are based on estimated amounts for the current fiscal year. ** The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.24% until August 31, 2002.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."


Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:                   1-$25     3-$114
--------------------------------------------------------------------------------


                                                 PROSPECTUS / August 21, 2001

10  INVESTMENT ADVISOR


Investment Advisor
The Portfolios' Advisor makes investment decisions for the Portfolios and continuously reviews, supervises and administers the Portfolios' respective investment programs.

The Board of Trustees of ARK Funds supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Allied Investment Advisors, Inc. (AIA), a wholly owned subsidiary of Allfirst Bank (Allfirst) serves as the Advisor to the Portfolios. As of June 30, 2001, AIA had approximately $14 billion in assets under management. Under an investment advisory agreement with ARK Funds, AIA is entitled to receive advisory fees of:

-------------------------------------------------------------------------------
U.S. TREASURY CASH MANAGEMENT PORTFOLIO         0.15%*
-------------------------------------------------------------------------------
U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO       0.15%*
-------------------------------------------------------------------------------
PRIME CASH MANAGEMENT PORTFOLIO                 0.15%*
-------------------------------------------------------------------------------
TAX-FREE CASH MANAGEMENT PORTFOLIO              0.15%*
-------------------------------------------------------------------------------


* The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.24% until August 31, 2002. As a result, the actual advisory fees received by AIA may be lower than those shown in the table above.

AIA and Allfirst are indirect wholly owned subsidiaries of Allied Irish Banks, p.l.c. (AIB). AIB is the largest bank in the Republic of Ireland, with assets of approximately $70 billion at December 31, 2000.

PORTFOLIO MANAGER

JAMES M. HANNAN is manager of each Portfolio and other ARK Funds Portfolios. He is also responsible for several separately managed institutional portfolios. Mr. Hannan has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1987. He has more than 14 years of experience in the investment industry.

August 21, 2001 / PROSPECTUS

                       PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES   11


PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES
This section tells you how to purchase, sell (sometimes called redeem), or exchange shares of the Portfolios.


WHO CAN PURCHASE PORTFOLIO SHARES?

Corporate Class shares are for authorized institutions investing for their own or their customers' accounts.

There are two ways to invest in the Portfolios:

o Directly with ARK Funds
o Through a Financial Intermediary


DIRECTLY WITH ARK FUNDS

MINIMUM INVESTMENTS
    OPENING A NEW ACCOUNT: $10,000,000 in any one Portfolio
    ADDITIONAL PURCHASES: any amount
    MINIMUM BALANCE: $1,000,000

--------------------------------------------------------------------------------
                             BY MAIL:
--------------------------------------------------------------------------------

WRITE TO: ARK Funds, P.O. Box 8525, Boston, MA 02266-8525

   PURCHASE: Obtain a new account application by calling
   1-800-ARK-FUND (1-800-275-3863), choose Option 2,
   and ask to speak with a Corporate Class Customer Service
   Representative. Complete the application and mail to ARK Funds.

   Wire Federal funds to:
                State Street Bank & Trust Co.
                Boston, MA
                ABA 011000028
                Account: 99051609
                Attn: (ARK Portfolio Name)
                Further credit to: (Account name and number)

   SELL: Mail a written request including account number, dollar amount to be sold, and mailing or wiring instructions. The redemption price is based on the next calculation of NAV after your order is received.

   EXCHANGE: Mail a written request including dollar amount to be exchanged, the Portfolio from which shares should be sold, and the Portfolio for which shares should be purchased.

   ARK FUNDS IS NOT RESPONSIBLE FOR LOST OR MISDIRECTED MAIL.
   A PORTFOLIO CANNOT ACCEPT CHECKS, THIRD-PARTY CHECKS, CREDIT CARDS, CREDIT CARD CHECKS, OR CASH.

--------------------------------------------------------------------------------
                                    BY PHONE:
--------------------------------------------------------------------------------

                      Call 1-800-ARK-FUND (1-800-275-3863),
                    choose Option 2, and ask to speak with a
                Corporate Class Customer Service Representative.


THROUGH A FINANCIAL INTERMEDIARY
Investors who deal directly with a financial intermediary (rather than directly with ARK Funds (the Fund)) will have to follow that intermediary's procedures for transacting with the Fund. Investors may be charged a fee for transactions effectuated through certain financial intermediaries. There may also be other minimums or restrictions established by financial intermediaries when you open your account. For more information about how to purchase, sell, or exchange Portfolio shares through your financial intermediary, you should contact them directly.


GENERAL INFORMATION
You may purchase, sell, or exchange shares on any day that both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (Federal Reserve) are open for business (a Business Day). When the NYSE or Federal Reserve close early, the Portfolios will advance the time on any such day by which orders must be received.

A Portfolio or the Distributor may reject any purchase or exchange order if it determines that accepting the order would not be in the best interests of the Portfolio or its shareholders.

The price per share (offering price) will be the net asset value (NAV) per share next determined after a Portfolio receives your purchase order. We expect that the NAV of the Portfolios will remain constant at $1.00 per share.

NAV for one Portfolio share is the value of that share's portion of all the net assets in the Portfolio. In calculating NAV for the Portfolios, we generally value a Portfolio's investment portfolio using the amortized cost valuation method, which is described in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Portfolio may value its securities at their market prices; or fair value prices may be determined using methods approved by the Board of Trustees.

The Portfolios calculate their NAV at certain times each Business Day. The following table shows at what times the Portfolios calculate their NAV, and generally by what time your purchase order and Federal funds (readily available funds) must be received and accepted for you to be eligible to receive dividends declared on the day you submit your purchase. For U.S. Treasury Cash Management and Tax-Free Cash Management Portfolios, orders received and accepted after 12:00 PM Eastern time will begin earning dividends on the next Business Day

                                                    PROSPECTUS / August 21, 2001

12    PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARE


-------------------------------------------------------------------------------
                                              YOUR ORDER AND
  PORTFOLIO               NAV CALCULATED   FUNDS RECEIVED BEFORE
                          (EASTERN TIME)     (EASTERN TIME)
-------------------------------------------------------------------------------
  U.S. Treasury
  Cash Management       12:00 PM and 4:00 PM     12:00 PM
-------------------------------------------------------------------------------
  U.S. Government              5:00 PM            5:00 PM
  Cash Management
-------------------------------------------------------------------------------
  Prime Cash Management        5:00 PM            5:00 PM
-------------------------------------------------------------------------------
  Tax-Free Cash Management 12:00 PM and 4:00 PM  12:00 PM
-------------------------------------------------------------------------------

If you purchase, sell, or exchange Portfolio shares through a financial intermediary, you may have to submit your transaction request to them at an earlier time than is shown in the table above for your transaction to become effective that Business Day. This allows the financial intermediary time to process your transaction and transmit it to the Fund.

RECEIVING YOUR SALES PROCEEDS
Normally, if we receive your sell order by the following times on any Business Day, we will wire your proceeds on that day. The Fund reserves the right to charge wire fees to investors.

         O U.S. TREASURY CASH MANAGEMENT PORTFOLIO
                                         12:00 PM EASTERN TIME

         O TAX-FREE CASH MANAGEMENT PORTFOLIO
                                         12:00 PM EASTERN TIME
         O PRIME CASH MANAGEMENT PORTFOLIO
                                         1:30 PM EASTERN TIME
         O U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO
                                         1:30 PM EASTERN TIME

REDEMPTION IN KIND
The Portfolios reserve the right to make redemptions "in kind" -- payment of redemption proceeds in portfolio securities rather than cash -- if the Portfolio's Advisor deems that it is in the Portfolio's best interest to do so.


SUSPENSION OF YOUR RIGHT
TO SELL YOUR SHARES
A Portfolio may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency, or for other reasons. More information about this is in our Statement of Additional Information.

MINIMUM BALANCE
If your account drops below the minimum balance because of redemptions, we may sell your shares and close your account. But, we will give you at least 30 days' written notice to give you time to add to your account and avoid the sale of your shares.

INFORMATION ABOUT EXCHANGING SHARES
You may exchange your shares of a Portfolio for the same class of shares of another Portfolio. When you exchange shares, you are really selling your shares and buying the other Portfolio's shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. Exchanges have the same tax consequences as sales and purchases. The Fund reserves the right to modify or suspend this exchange privilege. An exchange between classes of a Portfolio is generally not permitted.

PURCHASE AND EXCHANGE RESTRICTIONS ON MARKET TIMERS

The Fund does not permit market timing or excessive trading. Market timing and other types of excessive trading can hurt performance by disrupting management and increasing expenses for all shareholders. The Fund may refuse to accept any purchase or exchange order from any person or group if, in its sole discretion, it determines that (1) the order reflects market timing or excessive trading,
(2) a Portfolio would be unable to invest the money effectively, or (3) a Portfolio would otherwise be adversely affected. The Fund may consider a number of factors in determining whether an investor has engaged in market timing or excessive trading, including the investor's trading history, the number, size, and time between transactions, and the percentage of the investor's account involved in each transaction. The Fund also may consider trading done in accounts under common ownership or control or in groups of accounts. The prohibition on market timing and excessive trading also applies to purchase and exchange orders placed through intermediaries, including brokers, banks, trust companies, investment advisors, or any other third party.

TELEPHONE TRANSACTIONS
Purchasing, selling, and exchanging Portfolio shares over the telephone is extremely convenient, but not without risk. Although the Fund has created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.

August 21, 2001 / PROSPECTUS

       DISTRIBUTION OF PORTFOLIO SHARES/DIVIDENDS AND DISTRIBUTIONS/TAXES    13


DISTRIBUTION OF PORTFOLIO SHARES
SEI Investments Distribution Co., the Distributor of ARK Funds, receives no compensation for its distribution of Corporate Class Shares.

DIVIDENDS AND DISTRIBUTIONS
Dividends are declared daily and paid monthly. Each Portfolio makes distributions of net short-term capital gains, if any, at least annually. If you own Portfolio shares on the record date for a distribution, you will be entitled to receive the distribution.

You will receive dividends and other distributions in additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify your financial institution or intermediary in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after your notice is received. To cancel your election, simply send written notice.


TAXES
PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important Federal income tax considerations that affect the Portfolios and their shareholders. This summary is based on the current Federal tax law, which may change.

Each Portfolio will distribute substantially all of its income and net capital gains, if any. The dividends and other distributions you receive (other than from the Tax-Free Cash Management Portfolio) generally will be subject to Federal income taxation, whether or not you reinvest them. Distributions are generally taxable at ordinary income tax rates.

The Tax-Free Cash Management Portfolio intends to distribute Federally tax-exempt dividends. Dividends exempt from Federal income tax may be subject to state and local income taxes. Any net short-term capital gains distributed by the Portfolio will be taxable as ordinary income.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                PROSPECTUS / August 21, 2001

14    FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Corporate Class Shares of the Portfolios. This information is intended to help you understand Corporate Class's financial performance for the period of the class's operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Portfolio (assuming you reinvested all of your dividends and distributions). This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, is included in our Annual Report. The Annual Report accompanies our Statement of Additional Information and is available upon request at no charge.



FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED APRIL 30,
--------------------------------------------------------------------------------------------------------------------------
                                         REALIZED
         NET ASSET                          AND         DISTRIBUTIONS    DISTRIBUTIONS
          VALUE,            NET         UNREALIZED        FROM NET           FROM     NET ASSET             NET ASSETS
         BEGINNING      INVESTMENT    GAINS (LOSSES)     INVESTMENT         CAPITAL  VALUE, END    TOTAL      END OF
         OF PERIOD        INCOME      ON INVESTMENTS       INCOME            GAINS    OF PERIOD   RETURN+  PERIOD (000)
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO

CORPORATE CLASS
2001(1)   $1.00             0.03             --            (0.03)            --       $1.00      3.02%       $   --

PRIME CASH MANAGEMENT PORTFOLIO

CORPORATE CLASS
2001(2)   $1.00             0.05             --            (0.05)            --       $1.00      4.61%       $ 5,412



--------------------------------------------------------------------------------
                                             RATIO
                        RATIO OF NET       OF EXPENSES
           RATIO OF      INVESTMENT        TO AVERAGE
           EXPENSES        INCOME          NET ASSETS
          TO AVERAGE     TO AVERAGE        (EXCLUDING
          NET ASSETS     NET ASSETS         WAIVERS)
--------------------------------------------------------------------------------

U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO

CORPORATE CLASS
2001(1)      0.24%           6.40%             0.31%

PRIME CASH MANAGEMENT PORTFOLIO

CORPORATE CLASS
2001 (2)    0.24%           6.05%             0.42%

 +  Total return is for the period indicated and has not been annualized.
(1) Commenced operations on October 19, 2000. All ratios for the period have been annualized.
(2) Commenced operations on July 28, 2000. All ratios for the period have been annualized.

August 21, 2001 / PROSPECTUS

                                                                        NOTES

NOTES

[ARK FUNDS LOGO & GRAPHIC OMITTED]


MORE INFORMATION ABOUT ARK FUNDS

More information about the Portfolios is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
      The SAI dated August 21, 2001 includes additional information about ARK Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
      These reports list each Portfolio's holdings and contain information from the Portfolio's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain additional financial information about the Portfolios.


TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-ARK-FUND (1-800-275-3863)

BY MAIL: Write to us at: ARK FUNDS
P.O. Box 8525
Boston, MA 02266-8525

FROM OUR WEBSITE: www.arkfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about ARK Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov. ARK Funds' Investment Company Act registration number is 811-7310.



INVESTMENT ADVISOR
   ALLIED INVESTMENT ADVISORS, INC.
   100 E. Pratt Street
   17th Floor
   Baltimore, MD 21202

DISTRIBUTOR
   SEI INVESTMENTS DISTRIBUTION CO.
   One Freedom Valley Drive
   Oaks, PA 19456

LEGAL COUNSEL
   KIRKPATRICK & LOCKHART LLP
   1800 Massachusetts Avenue, NW
   Washington, DC 20036

INDEPENDENT AUDITORS
   KPMG LLP
   99 High Street
   Boston, MA 02110

[ARK FUNDS LOGO & GRAPHIC OMITTED]


100 E. PRATT STREET, 15TH FLOOR  |  Mail Code 104-410
BALTIMORE, MD 21202

ARK-PS-008-0300


[RECYCLE LOGO OMITTED]
RECYCLED
CONTENT

[ARK FUNDS Logo and graphic Omitted]

AUGUST 21, 2001  Corporate II Class Prospectus

                   U.S. Treasury Cash Management Portfolio

                     U.S. Government Cash Management Portfolio

                       Prime Cash Management Portfolio

                         Tax-Free Cash Management Portfolio




                                                                    arkfunds.com

                                                  [Right Border Graphic Omitted]

                                  [Blank Page]

[ARK FUNDS LOGO AND GRAPHIC OMITTED]

AUGUST 21, 2001  Corporate II Class Prospectus

INTRODUCTION - Information
Common to All Portfolios

Each Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Portfolio has its own investment goal and strategies for reaching that goal. The investment advisor invests each Portfolio's assets in a way that it believes will help each Portfolio achieve its goal. Still, investing in each Portfolio involves risk, and there is no guarantee that a Portfolio will achieve its goal. The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Portfolio, just as you could with other investments. A Portfolio share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency.

THE PORTFOLIOS TRY TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THIS GOAL.


HOW TO READ THIS PROSPECTUS

ARK Funds is a mutual fund family that offers shares in separate investment portfolios (Portfolios). The Portfolios have individual investment goals and strategies. This prospectus gives you important information about the Corporate II Class Shares of the Portfolios that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO, PLEASE SEE:

CONTENTS
   U.S. TREASURY CASH MANAGEMENT PORTFOLIO                 2
   U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO               4
   PRIME CASH MANAGEMENT PORTFOLIO                         6
   TAX-FREE CASH MANAGEMENT PORTFOLIO                      8
   INVESTMENT ADVISOR                                     10
   PURCHASING, SELLING, AND EXCHANGING
     PORTFOLIO SHARES                                     11
   DISTRIBUTION OF PORTFOLIO SHARES                       13
   DIVIDENDS AND DISTRIBUTIONS                            13
   TAXES                                                  13
   FINANCIAL HIGHLIGHTS                                   14
   MORE INFORMATION ABOUT ARK FUNDS        INSIDE BACK COVER


Investment Advisor:
ALLIED INVESTMENT ADVISORS, INC.



The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                    PROSPECTUS / August 21, 2001

2 [ARK LOGO OMITTED] U.S. TREASURY CASH MANAGEMENT PORTFOLIO

                                                                         SUMMARY

                                                                 INVESTMENT GOAL
                                                              MAXIMIZING CURRENT
                                                            INCOME AND PROVIDING
                                                          LIQUIDITY AND SECURITY
                                                                    OF PRINCIPAL

                                                                INVESTMENT FOCUS
                                                        SHORT-TERM U.S. TREASURY
                                                                      SECURITIES

                                                          SHARE PRICE VOLATILITY
                                                                        VERY LOW

                                                                       PRINCIPAL
                                                             INVESTMENT STRATEGY
                                                      INVESTING IN U.S. TREASURY
                                                                     OBLIGATIONS

                                                                INVESTOR PROFILE
                                                          CONSERVATIVE INVESTORS
                                                          SEEKING CURRENT INCOME
                                                             THROUGH A LOW-RISK,
                                                               LIQUID INVESTMENT



Principal Investment Strategy

      The U.S. Treasury Cash Management Portfolio is a money market fund that seeks its investment goal by investing exclusively in U.S. Treasury obligations.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks

      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      The Portfolio's U.S. Treasury securities are not guaranteed against price movements due to changing interest rates.

Performance Information

      Performance information for the Portfolio will be available after the Portfolio has completed its first full calendar year of operations.

August 21, 2001  /  PROSPECTUS

                                       U.S. TREASURY CASH MANAGEMENT PORTFOLIO 3

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                               CORPORATE II CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.15%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          0.25%
--------------------------------------------------------------------------------
Other Expenses                                 0.21%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.61%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.12%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.49%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.49% until August 31, 2002.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:        1-$50     3-$183     5-$328     10-$751
--------------------------------------------------------------------------------

                                                    PROSPECTUS / August 21, 2001

4 [ARK LOGO OMITTED] U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO

                                                                         SUMMARY

                                                                 INVESTMENT GOAL
                                                              MAXIMIZING CURRENT
                                                            INCOME AND PROVIDING
                                                          LIQUIDITY AND SECURITY
                                                                    OF PRINCIPAL

                                                                INVESTMENT FOCUS
                                                                      SHORT-TERM
                                                                 U.S. GOVERNMENT
                                                                      SECURITIES

                                                          SHARE PRICE VOLATILITY
                                                                        VERY LOW

                                                                       PRINCIPAL
                                                             INVESTMENT STRATEGY
                                                                    INVESTING IN
                                                                 U.S. GOVERNMENT
                                                                 OBLIGATIONS AND
                                                                      REPURCHASE
                                                                      AGREEMENTS

                                                                INVESTOR PROFILE
                                                          CONSERVATIVE INVESTORS
                                                          SEEKING CURRENT INCOME
                                                             THROUGH A LOW-RISK,
                                                               LIQUID INVESTMENT


Principal Investment Strategy

      The U.S. Government Cash Management Portfolio is a money market fund that seeks its investment goal by investing exclusively in obligations issued by the U.S. government and its agencies and instrumentalities and in repurchase agreements.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks

      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Performance Information

      Performance information for the Portfolio will be available after the Portfolio has completed its first full calendar year of operations.

August 21, 2001  /  PROSPECTUS

                                     U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO 5

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

------------------------------------------------------
                               CORPORATE II CLASS
------------------------------------------------------
Investment Advisory Fees                       0.15%
------------------------------------------------------
Distribution and Service (12b-1) Fees          0.25%
------------------------------------------------------
Other Expenses                                 0.23%
------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.63%
------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.14%
------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.49%*
------------------------------------------------------

* The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.49% until August 31, 2002.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


--------------------------------------------------------------------------------
 YEARS:        1-$50     3-$188     5-$337     10-$773
--------------------------------------------------------------------------------

                                                    PROSPECTUS / August 21, 2001

6 [ARK LOGO OMITTED] PRIME CASH MANAGEMENT PORTFOLIO

                                                                         SUMMARY

                                                                 INVESTMENT GOAL
                                                              MAXIMIZING CURRENT
                                                            INCOME AND PROVIDING
                                                          LIQUIDITY AND SECURITY
                                                                    OF PRINCIPAL

                                                                INVESTMENT FOCUS
                                                         SHORT-TERM MONEY MARKET
                                                                     INSTRUMENTS

                                                          SHARE PRICE VOLATILITY
                                                                        VERY LOW

                                                                       PRINCIPAL
                                                             INVESTMENT STRATEGY
                                                       INVESTING IN HIGH-QUALITY
                                                         U.S. DOLLAR-DENOMINATED
                                                         MONEY MARKET SECURITIES

                                                                INVESTOR PROFILE
                                                          CONSERVATIVE INVESTORS
                                                          SEEKING CURRENT INCOME
                                                             THROUGH A LOW-RISK,
                                                               LIQUID INVESTMENT



Principal Investment Strategy

      The Prime Cash Management Portfolio is a money market fund that seeks its investment goal by investing primarily in high-quality, short-term U.S. dollar-denominated debt securities issued by corporations, the U.S. government and banks, including U.S. and foreign branches of U.S. banks and U.S. branches of foreign banks. At least 95% of such securities are rated in the highest rating category by two or more nationally recognized statistical rating organizations.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks

      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      The Portfolio's securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Performance Information

      Performance information for the Portfolio will be available after the Portfolio has completed its first full calendar year of operations.

August 21, 2001 / PROSPECTUS

                                               PRIME CASH MANAGEMENT PORTFOLIO 7

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

---------------------------------------------------------
                               CORPORATE II CLASS
---------------------------------------------------------
Investment Advisory Fees                       0.15%
---------------------------------------------------------
Distribution and Service (12b-1) Fees          0.25%
---------------------------------------------------------
Other Expenses                                 0.31%
---------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.71%
---------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.22%
---------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.49%*
---------------------------------------------------------

* The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.49% until August 31, 2002.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."


Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:        1-$50     3-$205     5-$373     10-$862
--------------------------------------------------------------------------------

                                                    PROSPECTUS / August 21, 2001

8 [ARK LOGO OMITTED] TAX-FREE CASH MANAGEMENT PORTFOLIO

                                                                         SUMMARY

                                                                 INVESTMENT GOAL
                                                              MAXIMIZING CURRENT
                                                              INCOME EXEMPT FROM
                                                              FEDERAL INCOME TAX
                                                         AND PROVIDING LIQUIDITY
                                                       AND SECURITY OF PRINCIPAL

                                                                INVESTMENT FOCUS
                                                        SHORT-TERM, HIGH-QUALITY
                                                          MUNICIPAL MONEY MARKET
                                                                     OBLIGATIONS

                                                          SHARE PRICE VOLATILITY
                                                                        VERY LOW

                                                                       PRINCIPAL
                                                             INVESTMENT STRATEGY
                                                         INVESTING IN TAX-EXEMPT
                                                         U.S. DOLLAR-DENOMINATED
                                                         MONEY MARKET SECURITIES

                                                                INVESTOR PROFILE
                                                          CONSERVATIVE INVESTORS
                                                       SEEKING TAX-EXEMPT INCOME
                                                             THROUGH A LOW-RISK,
                                                               LIQUID INVESTMENT



Principal Investment Strategy

      The Tax-Free Cash Management Portfolio is a money market fund that seeks its investment goal by investing substantially all of its assets in a broad range of high quality, short-term municipal money market instruments that pay interest that is exempt from Federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. Normally, the Portfolio will not invest in securities subject to the alternative minimum tax or in taxable municipal securities.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks

      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Performance Information

      Performance information for the Portfolio will be available after the Portfolio has completed its first full calendar year of operations.

August 21, 2001 / PROSPECTUS

                                            TAX-FREE CASH MANAGEMENT PORTFOLIO 9

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------
                               CORPORATE II CLASS
--------------------------------------------------------
Investment Advisory Fees                       0.15%
--------------------------------------------------------
Distribution and Service (12b-1) Fees          0.25%
--------------------------------------------------------
Other Expenses                                 0.26%*
--------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.66%
--------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.17%
--------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.49%**
--------------------------------------------------------


 * Other Expenses are based on estimated amounts for the current fiscal year.

** The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.49% until August 31, 2002.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."


Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:



--------------------------------------------------------------------------------
 YEARS:                   1-$50     3-$194
--------------------------------------------------------------------------------

                                                    PROSPECTUS / August 21, 2001

10  INVESTMENT ADVISOR

Investment Advisor

The Portfolios' Advisor makes investment decisions for the Portfolios and continuously reviews, supervises and administers the Portfolios' respective investment programs.

The Board of Trustees of ARK Funds supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Allied Investment Advisors, Inc. (AIA), a wholly owned subsidiary of Allfirst Bank (Allfirst) serves as the Advisor to the Portfolios. As of June 30, 2001, AIA had approximately $14 billion in assets under management. Under an investment advisory agreement with ARK Funds, AIA is entitled to receive advisory fees of:


---------------------------------------------------------
U.S. TREASURY CASH MANAGEMENT PORTFOLIO         0.15%*
---------------------------------------------------------
U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO       0.15%*
---------------------------------------------------------
PRIME CASH MANAGEMENT PORTFOLIO                 0.15%*
---------------------------------------------------------
TAX-FREE CASH MANAGEMENT PORTFOLIO              0.15%*
---------------------------------------------------------

* The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.49% until August 31, 2002. As a result, the actual advisory fees received by AIA may be lower than those shown in the table above.

AIA and Allfirst are indirect wholly owned subsidiaries of Allied Irish Banks, p.l.c. (AIB). AIB is the largest bank in the Republic of Ireland, with assets of approximately $70 billion at December 31, 2000.

PORTFOLIO MANAGER

JAMES M. HANNAN is manager of each Portfolio and other ARK Funds Portfolios. He is also responsible for several separately managed institutional portfolios. Mr. Hannan has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1987. He has more than 14 years of experience in the investment industry.


August 21, 2001  /  Prospectus

                         PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES 11


Purchasing, Selling, and Exchanging Portfolio Shares

This section tells you how to purchase, sell (sometimes called redeem), or exchange shares of the Portfolios.


Who Can Purchase Portfolio Shares?

Corporate II Class shares are for authorized institutions investing for their own or their customers' accounts.

There are two ways to invest in the Portfolios:

o Directly with ARK Funds
o Through a Financial Intermediary

Directly With ARK Funds

MINIMUM INVESTMENTS

    OPENING A NEW ACCOUNT: $10,000,000 in any one Portfolio

    ADDITIONAL PURCHASES: any amount

    MINIMUM BALANCE: $1,000,000

--------------------------------------------------------------------------------
                                    BY MAIL:
--------------------------------------------------------------------------------

            WRITE TO: ARK Funds, P.O. Box 8525, Boston, MA 02266-8525

           PURCHASE: Obtain a new account application by calling
           1-800-ARK-FUND (1-800-275-3863), choose Option 2,
           and ask to speak with a Corporate II Class Customer Service Representative. Complete the application and mail to ARK Funds.

           Wire Federal funds to:
                        State Street Bank & Trust Co.
                        Boston, MA
                        ABA 011000028
                        Account: 99051609
                        Attn: (ARK Portfolio Name)
                        Further credit to: (Account name and number)

          SELL: Mail a written request including account number, dollar amount to be sold, and mailing or wiring instructions. The redemption price is based on the next calculation of NAV after your order is received.

          EXCHANGE: Mail a written request including dollar amount to be exchanged, the Portfolio from which shares should be sold, and the Portfolio for which shares should be purchased.

          ARK FUNDS IS NOT RESPONSIBLE FOR LOST OR MISDIRECTED MAIL.
          A PORTFOLIO CANNOT ACCEPT CHECKS, THIRD-PARTY CHECKS, CREDIT CARDS, CREDIT CARD CHECKS, OR CASH.


--------------------------------------------------------------------------------
                                    BY PHONE:
--------------------------------------------------------------------------------

                      Call 1-800-ARK-FUND (1-800-275-3863),
           choose Option 2, and ask to speak with a Corporate II Class
                        Customer Service Representative.


Through a Financial Intermediary

Investors who deal directly with a financial intermediary (rather than directly with ARK Funds (the Fund)) will have to follow that intermediary's procedures for transacting with the Fund. Investors may be charged a fee for transactions effectuated through certain financial intermediaries. There may also be other minimums or restrictions established by financial intermediaries when you open your account. For more information about how to purchase, sell, or exchange Portfolio shares through your financial intermediary, you should contact them directly.


General Information

You may purchase, sell, or exchange shares on any day that both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (Federal Reserve) are open for business (a Business Day). When the NYSE or Federal Reserve close early, the Portfolios will advance the time on any such day by which orders must be received.

A Portfolio or the Distributor may reject any purchase or exchange order if it determines that accepting the order would not be in the best interests of the Portfolio or its shareholders.

The price per share (offering price) will be the net asset value (NAV) per share next determined after a Portfolio receives your purchase order. We expect that the NAV of the Portfolios will remain constant at $1.00 per share.

NAV for one Portfolio share is the value of that share's portion of all the net assets in the Portfolio. In calculating NAV for the Portfolios, we generally value a Portfolio's investment portfolio using the amortized cost valuation method, which is described in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Portfolio may value its securities at their market prices; or fair value prices may be determined using methods approved by the Board of Trustees.

The Portfolios calculate their NAV at certain times each Business Day. The following table shows at what times the Portfolios calculate their NAV, and generally by what time your purchase order and Federal funds (readily available funds) must be received and accepted for you to be eligible to receive dividends declared on the day you submit your purchase. For U.S. Treasury Cash Management and Tax-Free Cash Management Portfolios, orders received and accepted after 12:00 PM Eastern time will begin earning dividends on the next Business Day.



                                                    PROSPECTUS / August 21, 2001

12  PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES


--------------------------------------------------------------------------------
                                                            YOUR ORDER AND
  PORTFOLIO                  NAV CALCULATED              FUNDS RECEIVED BEFORE
                             (EASTERN TIME)                (EASTERN TIME)
--------------------------------------------------------------------------------
  U.S. Treasury
  Cash Management          12:00 PM and 4:00 PM               12:00 PM
--------------------------------------------------------------------------------
  U.S. Government
  Cash Management                 5:00 PM                      5:00 PM
--------------------------------------------------------------------------------
  Prime Cash Management           5:00 PM                      5:00 PM
--------------------------------------------------------------------------------
  Tax-Free Cash Management  12:00 PM and 4:00 PM              12:00 PM
--------------------------------------------------------------------------------

If you purchase, sell, or exchange Portfolio shares through a financial intermediary, you may have to submit your transaction request to them at an earlier time than is shown in the table above for your transaction to become effective that Business Day. This allows the financial intermediary time to process your transaction and transmit it to the Fund.


RECEIVING YOUR SALES PROCEEDS

Normally, if we receive your sell order by the following times on any Business Day, we will wire your proceeds on that day. The Fund reserves the right to charge wire fees to investors.

         O U.S. TREASURY CASH MANAGEMENT PORTFOLIO
                             12:00 PM EASTERN TIME

         O TAX-FREE CASH MANAGEMENT PORTFOLIO
                             12:00 PM EASTERN TIME

         O PRIME CASH MANAGEMENT PORTFOLIO
                              1:30 PM EASTERN TIME

         O U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO
                              1:30 PM EASTERN TIME

REDEMPTION IN KIND

The Portfolios reserve the right to make redemptions "in kind" -- payment of redemption proceeds in portfolio securities rather than cash -- if the Portfolio's Advisor deems that it is in the Portfolio's best interest to do so.

SUSPENSION OF YOUR RIGHT
TO SELL YOUR SHARES

A Portfolio may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency, or for other reasons. More information about this is in our Statement of Additional Information.

MINIMUM BALANCE

If your account drops below the minimum balance because of redemptions, we may sell your shares and close your account. But, we will give you at least 30 days' written notice to give you time to add to your account and avoid the sale of your shares.

INFORMATION ABOUT EXCHANGING SHARES

You may exchange your shares of a Portfolio for the same class of shares of another Portfolio. When you exchange shares, you are really selling your shares and buying the other Portfolio's shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. Exchanges have the same tax consequences as sales and purchases. The Fund reserves the right to modify or suspend this exchange privilege. An exchange between classes of a Portfolio is generally not permitted.

PURCHASE AND EXCHANGE RESTRICTIONS ON MARKET TIMERS

The Fund does not permit market timing or excessive trading. Market timing and other types of excessive trading can hurt performance by disrupting management and increasing expenses for all shareholders. The Fund may refuse to accept any purchase or exchange order from any person or group if, in its sole discretion, it determines that (1) the order reflects market timing or excessive trading,
(2) a Portfolio would be unable to invest the money effectively, or (3) a Portfolio would otherwise be adversely affected. The Fund may consider a number of factors in determining whether an investor has engaged in market timing or excessive trading, including the investor's trading history, the number, size, and time between transactions, and the percentage of the investor's account involved in each transaction. The Fund also may consider trading done in accounts under common ownership or control or in groups of accounts. The prohibition on market timing and excessive trading also applies to purchase and exchange orders placed through intermediaries, including brokers, banks, trust companies, investment advisors, or any other third party.

TELEPHONE TRANSACTIONS

Purchasing, selling, and exchanging Portfolio shares over the telephone is extremely convenient, but not without risk. Although the Fund has created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.

August 21, 2001  /   PROSPECTUS

           DISTRIBUTION OF PORTFOLIO SHARES/DIVIDENDS AND DISTRIBUTIONS/TAXES 13

Distribution of Portfolio Shares

Each Portfolio has adopted a distribution and shareholder services plan that allows the Portfolio to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution and shareholder service fees, as a percentage of average daily net assets of each Portfolio, are 0.25%.


Dividends and Distributions

Dividends are declared daily and paid monthly. Each Portfolio makes distributions of net short-term capital gains, if any, at least annually. If you own Portfolio shares on the record date for a distribution, you will be entitled to receive the distribution.

You will receive dividends and other distributions in additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify your financial institution or intermediary in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after your notice is received. To cancel your election, simply send written notice.


Taxes

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important Federal income tax considerations that affect the Portfolios and their shareholders. This summary is based on the current Federal tax law, which may change.

Each Portfolio will distribute substantially all of its income and net capital gains, if any. The dividends and other distributions you receive (other than from the Tax-Free Cash Management Portfolio) generally will be subject to Federal income taxation, whether or not you reinvest them. Distributions are generally taxable at ordinary income tax rates.

The Tax-Free Cash Management Portfolio intends to distribute Federally tax-exempt dividends. Dividends exempt from Federal income tax may be subject to state and local income taxes. Any net short-term capital gains distributed by the Portfolio will be taxable as ordinary income.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                    PROSPECTUS / August 21, 2001

14  FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Corporate II Class Shares of the Portfolios. This information is intended to help you understand Corporate II Class's financial performance for the period of the class's operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Portfolio (assuming you reinvested all of your dividends and distributions). This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, is included in our Annual Report. The Annual Report accompanies our Statement of Additional Information and is available upon request at no charge.


FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED APRIL 30,

-----------------------------------------------------------------------------------------------------------------------------------

                                         REALIZED
         NET ASSET                          AND         DISTRIBUTIONS    DISTRIBUTIONS                                   RATIO OF
          VALUE,            NET         UNREALIZED        FROM NET           FROM     NET ASSET             NET ASSETS   EXPENSES
         BEGINNING      INVESTMENT    GAINS (LOSSES)     INVESTMENT         CAPITAL  VALUE, END    TOTAL      END OF    TO AVERAGE
         OF PERIOD        INCOME      ON INVESTMENTS       INCOME            GAINS    OF PERIOD   RETURN+  PERIOD (000) NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Cash Management Portfolio

CORPORATE II CLASS
  2001 (1) $1.00           0.04             --             (0.04)             --       $1.00       4.22%     $ 25,492      0.49%

U.S. Government Cash Management Portfolio

CORPORATE II CLASS
  2001 (2) $1.00           0.05             --             (0.05)             --       $1.00       5.39%     $536,662      0.49%

Prime Cash Management Portfolio

CORPORATE II CLASS
  2001 (3) $1.00           0.05             --             (0.05)             --       $1.00       5.14%     $ 11,764      0.49%


-----------------------------------------
                          RATIO
        RATIO OF NET    OF EXPENSES
         INVESTMENT     TO AVERAGE
          INCOME         NET ASSETS
         TO AVERAGE     (EXCLUDING
         NET ASSETS       WAIVERS)
-----------------------------------------

U.S. Treasury Cash Management Portfolio

CORPORATE II CLASS
  2001 (1)   4.90%         0.61%

U.S. Government Cash Management Portfolio

CORPORATE II CLASS
  2001 (2)   5.63%         0.63%

Prime Cash Management Portfolio

CORPORATE II CLASS
  2001 (3)   4.89%         0.71%


 +  Total return is for the period indicated and has not been annualized.
(1) Commenced operations on July 21, 2000. All ratios for the period have been annualized.
(2) Commenced operations on June 1, 2000. All ratios for the period have been annualized.
(3) Commenced operations on June 5, 2000. All ratios for the period have been annualized.


August 21, 2001 /  PROSPECTUS

                                                                           NOTES

NOTES

[ARK FUNDS LOGO AND GRAPHIC OMITTED]

More Information About ARK Funds

More information about the Portfolios is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

      The SAI dated August 21, 2001, includes additional information about ARK Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

      These reports list each Portfolio's holdings and contain information from the Portfolio's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain additional financial information about the Portfolios.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-ARK-FUND (1-800-275-3863)

BY MAIL: Write to us at: ARK FUNDS
                         P.O. Box 8525
                         Boston, MA 02266-8525

FROM OUR WEBSITE: www.arkfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about ARK Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov. ARK Funds' Investment Company Act registration number is 811-7310.


INVESTMENT ADVISOR
   ALLIED INVESTMENT ADVISORS, INC.
   100 E. Pratt Street
   17th Floor
   Baltimore, MD 21202



DISTRIBUTOR
   SEI INVESTMENTS DISTRIBUTION CO.
   One Freedom Valley Drive
   Oaks, PA 19456

LEGAL COUNSEL
   KIRKPATRICK & LOCKHART LLP
   1800 Massachusetts Avenue, NW
   Washington, DC 20036

INDEPENDENT AUDITORS
   KPMG LLP
   99 High Street
   Boston, MA 02110

[ARK FUNDS LOGO AND GRAPHIC OMITTED]

100 E. PRATT STREET, 15TH FLOOR  |  Mail Code 104-410
BALTIMORE, MD 21202


ARK-PS-009-0300

[Recycle graphic omitted]
RECYCLED
CONTENT

[ARK FUNDS LOGO AND GRAPHIC OMITTED]

AUGUST 21, 2001  Corporate III Class Prospectus
                   U.S. Treasury Cash Management Portfolio
                     U.S. Government Cash Management Portfolio
                       Prime Cash Management Portfolio
                         Tax-Free Cash Management Portfolio



                                                                    arkfunds.com

                                                  [Right Border Graphic Omitted]

                                  [Blank Page]

[ARK FUNDS LOGO AND GRAPHIC OMITTED]

AUGUST 21, 2001  Corporate III Class Prospectus

INTRODUCTION - Information
Common to All Portfolios

Each Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Portfolio has its own investment goal and strategies for reaching that goal. The investment advisor invests each Portfolio's assets in a way that it believes will help each Portfolio achieve its goal. Still, investing in each Portfolio involves risk, and there is no guarantee that a Portfolio will achieve its goal. The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Portfolio, just as you could with other investments. A Portfolio share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency.

THE PORTFOLIOS TRY TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THIS GOAL.


HOW TO READ THIS PROSPECTUS
ARK Funds is a mutual fund family that offers shares in separate investment portfolios (Portfolios). The Portfolios have individual investment goals and strategies. This prospectus gives you important information about the Corporate III Class Shares of the Portfolios that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO, PLEASE SEE:

CONTENTS

   U.S. TREASURY CASH MANAGEMENT PORTFOLIO                 2
   U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO               4
   PRIME CASH MANAGEMENT PORTFOLIO                         6
   TAX-FREE CASH MANAGEMENT PORTFOLIO                      8
   INVESTMENT ADVISOR                                     10
   PURCHASING, SELLING, AND EXCHANGING
     PORTFOLIO SHARES                                     11
   DISTRIBUTION OF PORTFOLIO SHARES                       13
   DIVIDENDS AND DISTRIBUTIONS                            13
   TAXES                                                  13
   FINANCIAL HIGHLIGHTS                                   14
   MORE INFORMATION ABOUT ARK FUNDS        INSIDE BACK COVER


Investment Advisor:

ALLIED INVESTMENT ADVISORS, INC.



The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



                                                    PROSPECTUS / August 21, 2001

2 [ARK FUNDS LOGO OMITTED] U.S. TREASURY CASH MANAGEMENT PORTFOLIO

                                                                         SUMMARY

                                                                 INVESTMENT GOAL
                                                              MAXIMIZING CURRENT
                                                            INCOME AND PROVIDING
                                                          LIQUIDITY AND SECURITY
                                                                    OF PRINCIPAL

                                                                INVESTMENT FOCUS
                                                        SHORT-TERM U.S. TREASURY
                                                                      SECURITIES

                                                          SHARE PRICE VOLATILITY
                                                                        VERY LOW

                                                                       PRINCIPAL
                                                             INVESTMENT STRATEGY
                                                      INVESTING IN U.S. TREASURY
                                                                     OBLIGATIONS

                                                                INVESTOR PROFILE
                                                          CONSERVATIVE INVESTORS
                                                          SEEKING CURRENT INCOME
                                                             THROUGH A LOW-RISK,
                                                               LIQUID INVESTMENT



Principal Investment Strategy

      The U.S. Treasury Cash Management Portfolio is a money market fund that seeks its investment goal by investing exclusively in U.S. Treasury obligations.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks

      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      The Portfolio's U.S. Treasury securities are not guaranteed against price movements due to changing interest rates.

Performance Information

      Performance information for the Portfolio will be available after the Portfolio has completed its first full calendar year of operations.

August 21, 2001 / PROSPECTUS

                                       U.S. TREASURY CASH MANAGEMENT PORTFOLIO 3

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                               CORPORATE III CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.15%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          0.40%
--------------------------------------------------------------------------------
Other Expenses                                 0.21%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.76%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.12%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.64%*
--------------------------------------------------------------------------------



* The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.64% until August 31, 2002.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."


Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:        1-$65     3-$231     5-$411     10-$931
--------------------------------------------------------------------------------

                                                    PROSPECTUS / August 21, 2001

4 [ARK FUNDS LOGO OMITTED] U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO

                                                                         SUMMARY

                                                                 INVESTMENT GOAL
                                                              MAXIMIZING CURRENT
                                                            INCOME AND PROVIDING
                                                          LIQUIDITY AND SECURITY
                                                                    OF PRINCIPAL

                                                                INVESTMENT FOCUS
                                                                      SHORT-TERM
                                                                 U.S. GOVERNMENT
                                                                      SECURITIES

                                                          SHARE PRICE VOLATILITY
                                                                        VERY LOW

                                                                       PRINCIPAL
                                                             INVESTMENT STRATEGY
                                                                    INVESTING IN
                                                                 U.S. GOVERNMENT
                                                                 OBLIGATIONS AND
                                                                      REPURCHASE
                                                                      AGREEMENTS

                                                                INVESTOR PROFILE
                                                          CONSERVATIVE INVESTORS
                                                          SEEKING CURRENT INCOME
                                                             THROUGH A LOW-RISK,
                                                               LIQUID INVESTMENT



Principal Investment Strategy

      The U.S. Government Cash Management Portfolio is a money market fund that seeks its investment goal by investing exclusively in obligations issued by the U.S. government and its agencies and instrumentalities and in repurchase agreements.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks

      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Performance Information

      Performance information for the Portfolio will be available after the Portfolio has completed its first full calendar year of operations.

August 21, 2001 / PROSPECTUS

                                     U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO 5

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                               CORPORATE III CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.15%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          0.40%
--------------------------------------------------------------------------------
Other Expenses                                 0.23%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.78%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.14%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.64%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.64% until August 31, 2002.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."




Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:
--------------------------------------------------------------------------------
 YEARS:        1-$65     3-$235     5-$420     10-$953
--------------------------------------------------------------------------------

                                                    PROSPECTUS / August 21, 2001

6 [ARK FUNDS LOGO OMITTED] PRIME CASH MANAGEMENT PORTFOLIO

                                                                         SUMMARY

                                                                 INVESTMENT GOAL
                                                              MAXIMIZING CURRENT
                                                            INCOME AND PROVIDING
                                                          LIQUIDITY AND SECURITY
                                                                    OF PRINCIPAL

                                                                INVESTMENT FOCUS
                                                         SHORT-TERM MONEY MARKET
                                                                     INSTRUMENTS

                                                          SHARE PRICE VOLATILITY
                                                                        VERY LOW

                                                                       PRINCIPAL
                                                             INVESTMENT STRATEGY
                                                       INVESTING IN HIGH-QUALITY
                                                         U.S. DOLLAR-DENOMINATED
                                                         MONEY MARKET SECURITIES

                                                                INVESTOR PROFILE
                                                          CONSERVATIVE INVESTORS
                                                          SEEKING CURRENT INCOME
                                                             THROUGH A LOW-RISK,
                                                               LIQUID INVESTMENT



Principal Investment Strategy

      The Prime Cash Management Portfolio is a money market fund that seeks its investment goal by investing primarily in high-quality, short-term U.S. dollar-denominated debt securities issued by corporations, the U.S. government and banks, including U.S. and foreign branches of U.S. banks and U.S. branches of foreign banks. At least 95% of such securities are rated in the highest rating category by two or more nationally recognized statistical rating organizations.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks

      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      The Portfolio's securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Performance Information

      Performance information for the Portfolio will be available after the Portfolio has completed its first full calendar year of operations.

August 21, 2001 / PROSPECTUS

                                               PRIME CASH MANAGEMENT PORTFOLIO 7

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                               CORPORATE III CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.15%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          0.40%
--------------------------------------------------------------------------------
Other Expenses                                 0.31%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.86%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.22%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.64%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.64% until August 31, 2002.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."


Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:        1-$65     3-$252     5-$455    10-$1,040
--------------------------------------------------------------------------------

                                                    PROSPECTUS / August 21, 2001

8 [ARK FUNDS LOGO OMITTED] TAX-FREE CASH MANAGEMENT PORTFOLIO

                                                                         SUMMARY

                                                                 INVESTMENT GOAL
                                                              MAXIMIZING CURRENT
                                                              INCOME EXEMPT FROM
                                                              FEDERAL INCOME TAX
                                                         AND PROVIDING LIQUIDITY
                                                       AND SECURITY OF PRINCIPAL

                                                                INVESTMENT FOCUS
                                                        SHORT-TERM, HIGH-QUALITY
                                                          MUNICIPAL MONEY MARKET
                                                                     OBLIGATIONS

                                                          SHARE PRICE VOLATILITY
                                                                        VERY LOW

                                                                       PRINCIPAL
                                                             INVESTMENT STRATEGY
                                                         INVESTING IN TAX-EXEMPT
                                                         U.S. DOLLAR-DENOMINATED
                                                         MONEY MARKET SECURITIES

                                                                INVESTOR PROFILE
                                                          CONSERVATIVE INVESTORS
                                                       SEEKING TAX-EXEMPT INCOME
                                                             THROUGH A LOW-RISK,
                                                               LIQUID INVESTMENT



Principal Investment Strategy

      The Tax-Free Cash Management Portfolio is a money market fund that seeks its investment goal by investing substantially all of its assets in a broad range of high quality, short-term municipal money market instruments that pay interest that is exempt from Federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. Normally, the Portfolio will not invest in securities subject to the alternative minimum tax or in taxable municipal securities.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks

      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Performance Information

      Performance information for the Portfolio will be available after the Portfolio has completed its first full calendar year of operations.

August 21, 2001 / PROSPECTUS

                                            TAX-FREE CASH MANAGEMENT PORTFOLIO 9

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                               CORPORATE III CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.15%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          0.40%
--------------------------------------------------------------------------------
Other Expenses                                 0.26%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.81%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.17%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.64%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.64% until August 31, 2002.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:
--------------------------------------------------------------------------------
 YEARS:        1-$65     3-$242     5-$433     10-$986
--------------------------------------------------------------------------------

                                                    PROSPECTUS / August 21, 2001

10  INVESTMENT ADVISOR

Investment Advisor

The Portfolios' Advisor makes investment decisions for the Portfolios and continuously reviews, supervises and administers the Portfolios' respective investment programs.

The Board of Trustees of ARK Funds supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Allied Investment Advisors, Inc. (AIA), a wholly owned subsidiary of Allfirst Bank (Allfirst) serves as the Advisor to the Portfolios. As of June 30, 2001, AIA had approximately $14 billion in assets under management. Under an investment advisory agreement with ARK Funds, AIA is entitled to receive advisory fees of:

--------------------------------------------------------------------------------
U.S. TREASURY CASH MANAGEMENT PORTFOLIO         0.15%*
--------------------------------------------------------------------------------
U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO       0.15%*
--------------------------------------------------------------------------------
PRIME CASH MANAGEMENT PORTFOLIO                 0.15%*
--------------------------------------------------------------------------------
TAX-FREE CASH MANAGEMENT PORTFOLIO              0.15%*
--------------------------------------------------------------------------------

* The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.64% until August 31, 2002. As a result, the actual advisory fees received by AIA may be lower than those shown in the table above.

AIA and Allfirst are indirect wholly owned subsidiaries of Allied Irish Banks, p.l.c. (AIB). AIB is the largest bank in the Republic of Ireland, with assets of approximately $70 billion at December 31, 2000.


PORTFOLIO MANAGER

JAMES M. HANNAN is manager of each Portfolio and other ARK Funds Portfolios. He is also responsible for several separately managed institutional portfolios. Mr. Hannan has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1987. He has more than 14 years of experience in the investment industry.



August 21, 2001 / PROSPECTUS

                         PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES 11

Purchasing, Selling, and Exchanging Portfolio Shares

This section tells you how to purchase, sell (sometimes called redeem), or exchange shares of the Portfolios.

Who Can Purchase Portfolio Shares?

Corporate III Class shares are for authorized institutions investing for their own or their customers' accounts.

There are two ways to invest in the Portfolios:

o Directly with ARK Funds
o Through a Financial Intermediary

Directly With ARK Funds

MINIMUM INVESTMENTS

    OPENING A NEW ACCOUNT: $10,000,000 in any one Portfolio

    ADDITIONAL PURCHASES: any amount

    MINIMUM BALANCE: $1,000,000

--------------------------------------------------------------------------------
                                    BY MAIL:
--------------------------------------------------------------------------------

   WRITE TO: ARK Funds, P.O. Box 8525, Boston, MA 02266-8525

   PURCHASE: Obtain a new account application by calling 1-800-ARK-FUND (1-800-275-3863), choose Option 2, and ask to speak with a Corporate III Class Customer Service Representative. Complete the application and mail to ARK Funds.

   Wire Federal funds to:
                State Street Bank & Trust Co.
                Boston, MA
                ABA 011000028
                Account: 99051609
                Attn: (ARK Portfolio Name)
                Further credit to: (Account name and number)



   SELL: Mail a written request including account number, dollar amount to be sold, and mailing or wiring instructions. The redemption price is based on the next calculation of NAV after your order is received.

   EXCHANGE: Mail a written request including dollar amount to be exchanged, the Portfolio from which shares should be sold, and the Portfolio for which shares should be purchased.

   ARK FUNDS IS NOT RESPONSIBLE FOR LOST OR MISDIRECTED MAIL.
   A PORTFOLIO CANNOT ACCEPT CHECKS, THIRD-PARTY CHECKS, CREDIT CARDS, CREDIT CARD CHECKS, OR CASH.

--------------------------------------------------------------------------------
                                    BY PHONE:
--------------------------------------------------------------------------------

                      Call 1-800-ARK-FUND (1-800-275-3863),
                    choose Option 2, and ask to speak with a
              Corporate III Class Customer Service Representative.


Through a Financial Intermediary

Investors who deal directly with a financial intermediary (rather than directly with ARK Funds (the Fund)) will have to follow that intermediary's procedures for transacting with the Fund. Investors may be charged a fee for transactions effectuated through certain financial intermediaries. There may also be other minimums or restrictions established by financial intermediaries when you open your account. For more information about how to purchase, sell, or exchange Portfolio shares through your financial intermediary, you should contact them directly.

General Information

You may purchase, sell, or exchange shares on any day that both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (Federal Reserve) are open for business (a Business Day). When the NYSE or Federal Reserve close early, the Portfolios will advance the time on any such day by which orders must be received.

A Portfolio or the Distributor may reject any purchase or exchange order if it determines that accepting the order would not be in the best interests of the Portfolio or its shareholders.

The price per share (offering price) will be the net asset value (NAV) per share next determined after a Portfolio receives your purchase order. We expect that the NAV of the Portfolios will remain constant at $1.00 per share.

NAV for one Portfolio share is the value of that share's portion of all the net assets in the Portfolio. In calculating NAV for the Portfolios, we generally value a Portfolio's investment portfolio using the amortized cost valuation method, which is described in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Portfolio may value its securities at their market prices; or fair value prices may be determined using methods approved by the Board of Trustees.

The Portfolios calculate their NAV at certain times each Business Day. The following table shows at what times the Portfolios calculate their NAV, and generally by what time your purchase order and Federal funds (readily available funds) must be received and accepted for you to be eligible to receive dividends declared on the day you submit your purchase. For U.S. Treasury Cash Management and Tax-Free Cash Management Portfolios, orders received and accepted after 12:00 PM Eastern time will begin earning dividends on the next Business Day.



                                                    PROSPECTUS / August 21, 2001

12  PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES


--------------------------------------------------------------------------------
                                                            YOUR ORDER AND
  PORTFOLIO                     NAV CALCULATED           FUNDS RECEIVED BEFORE
                                (EASTERN TIME)              (EASTERN TIME)
--------------------------------------------------------------------------------
  U.S. Treasury
  Cash Management            12:00 PM and 4:00 PM              12:00 PM
--------------------------------------------------------------------------------
  U.S. Government
  Cash Management                   5:00 PM                     5:00 PM
--------------------------------------------------------------------------------
  Prime Cash Management             5:00 PM                     5:00 PM
--------------------------------------------------------------------------------
  Tax-Free Cash Management   12:00 PM and 4:00 PM              12:00 PM
--------------------------------------------------------------------------------

If you purchase, sell, or exchange Portfolio shares through a financial intermediary, you may have to submit your transaction request tothem at an earlier time than is shown in the table above for your transaction to become effective that Business Day. This allows the financial intermediary time to process your transaction and transmit it to the Fund.

RECEIVING YOUR SALES PROCEEDS

Normally, if we receive your sell order by the following times on any Business Day, we will wire your proceeds on that day. The Fund reserves the right to charge wire fees to investors.

         O U.S. TREASURY CASH MANAGEMENT PORTFOLIO
                              12:00 PM EASTERN TIME
         O TAX-FREE CASH MANAGEMENT PORTFOLIO
                              12:00 PM EASTERN TIME
         O PRIME CASH MANAGEMENT PORTFOLIO
                               1:30 PM EASTERN TIME
         O U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO
                               1:30 PM EASTERN TIME

REDEMPTION IN KIND

The Portfolios reserve the right to make redemptions "in kind" -- payment of redemption proceeds in portfolio securities rather than cash -- if the Portfolio's Advisor deems that it is in the Portfolio's best interest to do so.

SUSPENSION OF YOUR RIGHT
TO SELL YOUR SHARES

A Portfolio may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency, or for other reasons. More information about this is in our Statement of Additional Information.

MINIMUM BALANCE

If your account drops below the minimum balance because of redemptions, we may sell your shares and close your account. But, we will give you at least 30 days' written notice to give you time to add to your account and avoid the sale of your shares.

INFORMATION ABOUT EXCHANGING SHARES

You may exchange your shares of a Portfolio for the same class of shares of another Portfolio. When you exchange shares, you are really selling your shares and buying the other Portfolio's shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. Exchanges have the same tax consequences as sales and purchases. The Fund reserves the right to modify or suspend this exchange privilege. An exchange between classes of a Portfolio is generally not permitted.

PURCHASE AND EXCHANGE RESTRICTIONS ON MARKET TIMERS

The Fund does not permit market timing or excessive trading. Market timing and other types of excessive trading can hurt performance by disrupting management and increasing expenses for all shareholders. The Fund may refuse to accept any purchase or exchange order from any person or group if, in its sole discretion, it determines that (1) the order reflects market timing or excessive trading,
(2) a Portfolio would be unable to invest the money effectively, or (3) a Portfolio would otherwise be adversely affected. The Fund may consider a number of factors in determining whether an investor has engaged in market timing or excessive trading, including the investor's trading history, the number, size, and time between transactions, and the percentage of the investor's account involved in each transaction. The Fund also may consider trading done in accounts under common ownership or control or in groups of accounts. The prohibition on market timing and excessive trading also applies to purchase and exchange orders placed through intermediaries, including brokers, banks, trust companies, investment advisors, or any other third party.

TELEPHONE TRANSACTIONS

Purchasing, selling, and exchanging Portfolio shares over the telephone is extremely convenient, but not without risk. Although the Fund has created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.

August 21, 2001 / PROSPECTUS

           DISTRIBUTION OF PORTFOLIO SHARES/DIVIDENDS AND DISTRIBUTIONS/TAXES 13

Distribution of Portfolio Shares

Each Portfolio has adopted a distribution and shareholder services plan that allows the Portfolio to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution and shareholder service fees, as a percentage of average daily net assets of each Portfolio, are 0.40%.

Dividends and Distributions

Dividends are declared daily and paid monthly. Each Portfolio makes distributions of net short-term capital gains, if any, at least annually. If you own Portfolio shares on the record date for a distribution, you will be entitled to receive the distribution.

You will receive dividends and other distributions in additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify your financial institution or intermediary in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after your notice is received. To cancel your election, simply send written notice.

Taxes

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important Federal income tax considerations that affect the Portfolios and their shareholders. This summary is based on the current Federal tax law, which may change.

Each Portfolio will distribute substantially all of its income and net capital gains, if any. The dividends and other distributions you receive (other than from the Tax-Free Cash Management Portfolio) generally will be subject to Federal income taxation, whether or not you reinvest them. Distributions are generally taxable at ordinary income tax rates.

The Tax-Free Cash Management Portfolio intends to distribute Federally tax-exempt dividends. Dividends exempt from Federal income tax may be subject to state and local income taxes. Any net short-term capital gains distributed by the Portfolio will be taxable as ordinary income.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                    PROSPECTUS / August 21, 2001

14  FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Corporate III Class Shares of the Portfolios. This information is intended to help you understand Corporate III Class's financial performance for the period of the class's operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Portfolio (assuming you reinvested all of your dividends and distributions). This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, is included in our Annual Report. The Annual Report accompanies our Statement of Additional Information and is available upon request at no charge.



---------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED APRIL 30,

                                             REALIZED
             NET ASSET                          AND         DISTRIBUTIONS    DISTRIBUTIONS
              VALUE,            NET         UNREALIZED        FROM NET           FROM     NET ASSET             NET ASSETS
             BEGINNING      INVESTMENT    GAINS (LOSSES)     INVESTMENT         CAPITAL  VALUE, END    TOTAL      END OF
             OF PERIOD        INCOME      ON INVESTMENTS       INCOME            GAINS    OF PERIOD   RETURN+  PERIOD (000)
---------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Cash Management Portfolio

CORPORATE III CLASS
  2001 (1)    $1.00            0.04             --             (0.04)             --        $1.00      3.63%     $    --

U.S. Government Cash Management Portfolio

CORPORATE III CLASS
  2001 (2)    $1.00            0.05             --             (0.05)             --        $1.00      5.16%     $ 3,095

Prime Cash Management Portfolio

CORPORATE III CLASS
  2001 (3)    $1.00            0.04             --             (0.04)             --        $1.00      3.97%     $ 7,492

Tax-Free Cash Management Portfolio

CORPORATE III CLASS
  2001 (4)    $1.00            0.03             --             (0.03)             --        $1.00      2.82%     $32,662

------------------------------------------------------------
                                                  RATIO
                              RATIO OF NET     OF EXPENSES
                RATIO OF       INVESTMENT       TO AVERAGE
                EXPENSES        INCOME          NET ASSETS
               TO AVERAGE      TO AVERAGE       (EXCLUDING
               NET ASSETS      NET ASSETS         WAIVERS)
------------------------------------------------------------

U.S. Treasury Cash Management Portfolio

CORPORATE III CLASS
  2001 (1)       0.64%         5.90%           0.79%

U.S. Government Cash Management Portfolio

CORPORATE III CLASS
  2001 (2)       0.64%         5.60%           0.78%

Prime Cash Management Portfolio

CORPORATE III CLASS
  2001 (3)       0.64%         5.79%           0.82%

Tax-Free Cash Management Portfolio

CORPORATE III CLASS
  2001 (4)       0.64%         3.26%           0.81%

 +  Total return is for the period indicated and has not been annualized.
(1) Commenced operations on October 6, 2000. All ratios for the period have been annualized.
(2) Commenced operations on June 6, 2000. All ratios for the period have been annualized.
(3) Commenced operations on August 16, 2000. All ratios for the period have been annualized.
(4) Commenced operations on June 23, 2000. All ratios for the period have been annualized.


August 21, 2001 / PROSPECTUS

                                                                           NOTES

NOTES

                                           [ARK FUNDS LOGO AND GRAPHIC OMITTED]

More Information About ARK Funds

More information about the Portfolios is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
      The SAI dated August 21, 2001, includes additional information about ARK Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
      These reports list each Portfolio's holdings and contain information from the Portfolio's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain additional financial information about the Portfolios.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-ARK-FUND (1-800-275-3863)

BY MAIL: Write to us at: ARK FUNDS
                         P.O. Box 8525
                         Boston, MA 02266-8525

FROM OUR WEBSITE: www.arkfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about ARK Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov. ARK Funds' Investment Company Act registration number is 811-7310.

INVESTMENT ADVISOR
   ALLIED INVESTMENT ADVISORS, INC.
   100 E. Pratt Street
   17th Floor
   Baltimore, MD 21202

DISTRIBUTOR
   SEI INVESTMENTS DISTRIBUTION CO.
   One Freedom Valley Drive
   Oaks, PA 19456

LEGAL COUNSEL
   KIRKPATRICK & LOCKHART LLP
   1800 Massachusetts Avenue, NW
   Washington, DC 20036

INDEPENDENT AUDITORS
   KPMG LLP
   99 High Street
   Boston, MA 02110

[ARK FUNDS LOGO AND GRAPHIC OMITTED]

100 E. PRATT STREET, 15TH FLOOR  |  MAIL CODE 104-410
BALTIMORE, MD 21202


ARK-PS-010-0300

                                                 [Recycle graphic omitted]
                                                 RECYCLED
                                                 CONTENT

                                    ARK FUNDS

           CORPORATE CLASS - CORPORATE II CLASS - CORPORATE III CLASS

                       STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 21, 2001

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectuses dated August 21, 2001, for Corporate Class, Corporate II Class and Corporate III Class shares (collectively, "Corporate Classes") of ARK Funds (the "Fund"). Please retain this document for future reference. Capitalized terms used but not defined herein have the meanings given them in the prospectuses. The Fund's Annual Report for the Corporate Classes (including financial statements for the period ended April 30, 2001) is incorporated herein by reference. To obtain additional copies of the prospectuses, Annual Report or this Statement of Additional Information, please call 1-888-427-5386.


TABLE OF CONTENTS                                                     PAGE
-----------------                                                     ----

INVESTMENT POLICIES AND LIMITATIONS.....................................2
PORTFOLIO TRANSACTIONS.................................................14
VALUATION OF PORTFOLIO SECURITIES......................................15
PORTFOLIO PERFORMANCE..................................................16
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.........................17
TAXES..................................................................18
TRUSTEES AND OFFICERS..................................................23
INVESTMENT ADVISOR.....................................................25
ADMINISTRATOR AND DISTRIBUTOR..........................................27
TRANSFER AGENT.........................................................29
CUSTODIAN..............................................................29
DESCRIPTION OF THE FUND................................................29
INDEPENDENT AUDITORS...................................................34
FINANCIAL STATEMENTS...................................................34
APPENDIX A- 2001 TAX RATES............................................A-1

                       INVESTMENT POLICIES AND LIMITATIONS


INVESTMENT GOALS AND STRATEGIES

         The Fund consists of separate investment portfolios with a variety of investment objectives and policies. A Portfolio's investment advisor is responsible for providing a continuous investment program in accordance with its investment objective and policies. Except for each Portfolio's investment objective and those policies identified as fundamental, the investment policies of a Portfolio is not fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval. Information regarding the investment policies of the Portfolios is set forth below. Additional information regarding the types of securities in which the Portfolios may invest and certain investment transactions is provided in the Fund's prospectuses and elsewhere in this Statement of Additional Information. See "Investment Policies and Limitations."

         The U.S. TREASURY CASH MANAGEMENT PORTFOLIO, U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO, PRIME CASH MANAGEMENT PORTFOLIO, AND TAX-FREE CASH MANAGEMENT PORTFOLIO (the "PORTFOLIOS") invest in high-quality, short-term, U.S. dollar-denominated instruments determined by the adviser to present minimal credit risks in accordance with guidelines adopted by the Board of Trustees. The Portfolios seek to maintain a net asset value per share of $1.00, limit their investments to securities with remaining maturities of 397 days or less, and maintain a dollar-weighted average maturity of 90 days or less. Estimates may be used in determining a security's maturity for purposes of calculating average maturity. An estimated maturity can be substantially shorter than a stated final maturity. Although the Portfolios' policies are designed to help maintain a stable $1.00 share price, all money market instruments can change in value when interest rates or issuers' creditworthiness change, or if an issuer or guarantor of a security fails to pay interest or principal when due. If these changes in value are large enough, a Portfolio's share price could fall below $1.00. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields.

         The investment goal of the U.S. TREASURY CASH MANAGEMENT PORTFOLIO is to maximize current income and provide liquidity and security of principal by investing in instruments which are issued or guaranteed as to principal and interest by the U.S. government and thus constitute direct obligations of the United States. As a non-fundamental operating policy, the Portfolio invests exclusively in U.S. Treasury bills, notes and bonds, and limits its investments to U.S. Treasury obligations that pay interest which is specifically exempt from state and local taxes under Federal law.

         The investment goal of the U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO is to maximize current income and provide liquidity and security of principal by investing in instruments which are issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities ("U.S. Government Securities"), or in repurchase agreements backed by such instruments. As a non-fundamental policy, the

Portfolio invests exclusively in U.S. Government Securities and in repurchase agreements backed by such instruments. The Portfolio normally may not invest more than 5% of its total assets in the securities of any single issuer (other than the U.S. government). Under certain conditions, however, the Portfolio may invest up to 25% of its total assets in first-tier securities of a single issuer for up to three days.

         The investment goal of the PRIME CASH MANAGEMENT PORTFOLIO is to maximize current income and provide liquidity and security of principal by investing in a broad range of short-term, high-quality U.S. dollar-denominated debt securities ("Money Market Instruments"). At least 95% of the assets of the Portfolio will be invested in securities that have received the highest rating assigned by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one such rating organization has assigned a rating, such single organization. Up to 5% of the Portfolio's assets may be invested in securities that have received ratings in the second highest category by any two NRSROs or, if only one such rating organization has assigned a rating, such single organization. The Portfolio may also acquire unrated securities determined by the Advisor to be comparable in quality to rated securities in accordance with guidelines adopted by the Board of Trustees. The Portfolio may invest in U.S. dollar-denominated obligations of U.S. banks and foreign branches of U.S. banks ("Eurodollars"), U.S. branches and agencies of foreign banks ("Yankee dollars"), and foreign branches of foreign banks. The Portfolio may also invest more than 25% of its total assets in certain obligations of domestic banks and normally may not invest more than 5% of its total assets in the securities of any single issuer (other than the U.S. government). Under certain conditions, however, the Portfolio may invest up to 25% of its total assets in first-tier securities of a single issuer for up to three days.

         The investment goal of the TAX-FREE CASH MANAGEMENT PORTFOLIO is to provide a high level of interest income by investing primarily in high-quality municipal obligations that are exempt from Federal income taxes. The Portfolio attempts to invest 100% of its assets in securities exempt from Federal income tax (not including the alternative minimum tax), and maintains a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from Federal income tax, including the Federal alternative minimum tax.

         The Portfolio invests in high-quality, short-term municipal securities but may also invest in high-quality, long-term fixed, variable, or floating rate instruments (including tender option bonds) which have demand features or interest rate adjustment features that result in interest rates, maturities, and prices similar to short-term instruments. The Portfolio's investments in municipal securities may include tax, revenue, or bond anticipation notes; tax-exempt commercial paper; general obligation or revenue bonds (including municipal lease obligations and resource recovery bonds); and zero coupon bonds.

         At least 95% of the assets of the Portfolio will be invested in securities that have received the highest rating assigned by any two NRSROs or, if only one such rating organization has assigned a rating, such single organization. The Portfolio may also acquire unrated securities determined by the Advisor to be of comparable quality in accordance with guidelines adopted by the Board of Trustees.

         The Advisor anticipates that the TAX-FREE CASH MANAGEMENT PORTFOLIO will be as fully invested as is practicable in municipal obligations. However, the Portfolio reserves the right for temporary defensive purposes to invest without limitation in taxable Money Market Instruments.

         The TAX-FREE CASH MANAGEMENT PORTFOLIO may invest up to 25% of its net assets in a single issuer's securities. The Portfolio may invest any portion of its assets in industrial revenue bonds ("IRBs") backed by private companies, and may invest up to 25% of its total assets in IRBs related to a single industry. The Portfolio also may invest 25% or more of its total assets in tax-exempt securities whose revenue sources are from similar types of projects (e.g., education, electric utilities, health care, housing, transportation, water, sewer, and gas utilities). There may be economic, business or political developments or changes that affect all securities of a similar type. Therefore, developments affecting a single issuer or industry, or securities financing similar types of projects, could have a significant effect on the Portfolios' performance.


INVESTMENT POLICIES AND LIMITATIONS

         The following policies and limitations supplement those set forth in the prospectuses. Unless otherwise expressly noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such percentage or standard will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any subsequent change in value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations.

         The Portfolios' investment limitations are listed in the following tables. Fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the 1940 Act) of a Portfolio.



FUNDAMENTAL POLICIES:                                                           PORTFOLIOS TO WHICH THE
                                                                                POLICY APPLIES:

The Portfolio may not issue senior securities, except as permitted              All Portfolios
under the 1940 Act.

The Portfolio may not borrow money, except that the Portfolio may (i)           All Portfolios
borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets
(including the amount borrowed) less liabilities (other than

FUNDAMENTAL POLICIES:                                                           PORTFOLIOS TO WHICH THE
                                                                                POLICY APPLIES:

borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation.

The Portfolio may not with respect to 75% of its total assets, purchase         All Portfolios
the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities)
if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

The Portfolio may not underwrite securities issued by others, except to         All Portfolios
the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

The Portfolios may not purchase the securities of any issuer (other             U.S. Treasury Cash
than securities issued or guaranteed by the U.S. government or any of            Management Portfolio
its agencies or and instrumentalities) if, as a result, more than 25%           U.S. Government Cash
of the Portfolio's total cash assets would be invested in the                    Management Portfolio
securities of companies whose principal business activities are in the same industry.

The Portfolio may not purchase the securities of any issuer (other than         Prime Cash Management
securities issued or guaranteed by the U.S. government or any of its             Portfolio
agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Portfolio may invest 25% or more of its assets in obligations of domestic banks.

The Portfolios may not purchase or sell real estate unless acquired as          All Portfolios
a result of ownership of securities or other instruments (but this shall not prevent the Portfolios from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

The Portfolios may not purchase or sell commodities unless acquired as          All Portfolios
a result of ownership of securities or

FUNDAMENTAL POLICIES:                                                           PORTFOLIOS TO WHICH THE
                                                                                POLICY APPLIES:

other instruments.

The Portfolio may not lend any security or make any other loan if, as a         All Portfolios
result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL POLICIES AND MAY BE
CHANGED WITHOUT SHAREHOLDER APPROVAL:

NON-FUNDAMENTAL POLICIES:                                                       PORTFOLIOS TO WHICH THE
                                                                                POLICY APPLIES:

The Portfolio will not sell securities short, unless it owns or has the         All Portfolios
right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

The Portfolio will not purchase a security (other than a security               U.S. Government Cash
issued or guaranteed by the U.S. government or any of its agencies or            Management Portfolio
and instrumentalities) if, as a result, more than 5% of a Portfolio's           Prime Cash Management
total assets would be invested in the securities of a single issuer;             Portfolio
provided that the Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

The Portfolio will not purchase any security while borrowings (including        All Portfolios
reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

The Portfolio will not purchase securities on margin, except that the           All Portfolios
Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

The Portfolio will not engage in repurchase agreements or make loans,           U.S. Treasury Cash
but this limitation does not apply to purchases                                  Management Portfolio

NON-FUNDAMENTAL POLICIES:                                                       PORTFOLIOS TO WHICH THE
                                                                                POLICY APPLIES:
of debt securities.                                                             and Tax-Free Cash
                                                                                 Management Portfolio

The Portfolio will not purchase securities of other investment                  All Portfolios
companies, except to the extent permitted by the 1940 Act.

The Portfolio will not purchase any security if, as a result, more than         All Portfolios
10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.


DESCRIPTION OF INVESTMENTS

         The Portfolios may invest in the following securities and engage in the following transactions to the extent permitted by their investment objectives, policies and restrictions.


DELAYED DELIVERY TRANSACTIONS

         Buying securities on a delayed-delivery or when-issued basis and selling securities on a delayed-delivery basis involve a commitment by a Portfolio to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. The Portfolio may receive fees for entering into delayed-delivery transactions.

         When purchasing securities on a delayed-delivery or when-issued basis, a Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio remains substantially fully invested at a time when delayed-delivery or when-issued purchases are outstanding, such purchases may result in a form of leverage. When delayed-delivery or when-issued purchases are outstanding, the Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity, or could suffer a loss.

         A Portfolio may renegotiate delayed-delivery or when-issued transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.


FEDERALLY TAXABLE OBLIGATIONS

         The Tax-Free Cash Management Portfolio generally does not intend to invest in securities whose interest is taxable; however, from time to time the Portfolio may invest on a temporary basis in fixed-income obligations whose interest is subject to Federal income tax. For example, the Portfolio may invest in obligations whose interest is taxable pending the investment or reinvestment in municipal securities of proceeds from the sale of its shares or sales of portfolio securities.

         Should the Portfolio invest in taxable obligations, it would purchase securities that, in the Advisor's judgment, are of high quality. This would include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations of domestic banks and repurchase agreements.

         The Supreme Court of the United States has held that Congress may subject the interest on municipal obligations to Federal income tax. Proposals to restrict or eliminate the Federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals may also be introduced before state legislatures that would affect the state tax treatment of the Portfolios' distributions. If such proposals were enacted, the availability of municipal obligations and the value of the Portfolios' holdings would be affected and the Board of Trustees would reevaluate the Portfolios' investment objectives and policies.


ILLIQUID INVESTMENTS

         Illiquid investments cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of a Portfolio's investments and, through reports from the Advisor, the Board monitors investment in illiquid instruments. In determining the liquidity of the Portfolio's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), (5) the nature of the marketplace for trades (including the ability to assign or offset the Portfolio's rights and obligations relating to the investment), and (6) general credit quality. Investments currently considered by the Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, non-government stripped fixed-rate mortgage-backed securities and government stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, over-the-counter options and swap agreements. Although restricted securities and municipal lease obligations are sometimes considered illiquid, the Advisor may determine certain restricted securities and municipal lease obligations to be liquid. In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, as a result of a change in values, net assets or other circumstances, the Portfolio were in a position where more than 10% of its assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS

         Direct debt instruments are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to a Portfolio's policies regarding the quality of debt securities.

         Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any NRSRO. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. Loans that are fully secured offer a Portfolio more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also will involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

         Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Portfolio could be held liable as a co-lender. Direct debt instruments also may involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Portfolio in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Advisor will conduct research and analysis in an attempt to avoid situations where fraud or misrepresentation could adversely affect a Portfolio.

         A loan is often administered by a bank or other financial institution which acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Portfolio has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against the borrower. If assets held by the agent for the benefit of a Portfolio were determined to be subject to the claims of the agent's general creditors, the Portfolio might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

         The Portfolios limit the amount of total assets that they will invest in any one issuer or in issuers within the same industry (see fundamental limitations for the Portfolios). For purposes of these limitations, a Portfolio generally will treat the borrower as the "issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a Portfolio and the borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, SEC interpretations require the Portfolio, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.


MARKET DISRUPTION RISK

         The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities.

         Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by the Tax-Free Cash Management Portfolio. Investing in these securities may make it more difficult to maintain a stable net asset value per share.


MUNICIPAL LEASE OBLIGATIONS

         Municipal leases and participation interests therein, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities, such as fire and sanitation vehicles, telecommunications equipment, and other capital assets. Generally, the Tax-Free Cash Management Portfolio will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the

Portfolio a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.

         Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation" clauses providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance obligations.

         In determining the liquidity of a municipal lease obligation, the Advisor will differentiate between direct municipal leases and municipal lease-backed securities, the latter of which may take the form of a lease-backed revenue bond, a tax-exempt asset-backed security, or any other investment structure using a municipal lease-purchase agreement as its base. While the former may present liquidity issues, the latter are based on a well-established method of securing payment of a municipal lease obligation.


REFUNDING CONTRACTS

         Refunding obligations require the issuer to sell and the Tax-Free Cash Management Portfolio to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or years in the future. The Portfolio generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15% to 20% of the purchase price). The Portfolio may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, the Portfolio will place liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts.


REPURCHASE AGREEMENTS

         In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell it to the seller at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed-upon resale price and marked to market daily) of the underlying security. The risk associated with repurchase agreements is that a Portfolio may be unable to sell the collateral at its full value in the event of the seller's default. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Portfolio in connection with bankruptcy proceedings), it is each Portfolio's policy to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by its Advisor.

RESTRICTED SECURITIES

         Restricted securities are securities that generally can only be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.


REVERSE REPURCHASE AGREEMENTS

         In a reverse repurchase agreement, a Portfolio sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by its Advisor. These transactions may increase fluctuations in the market value of the Portfolio's assets and may be viewed as a form of leverage.


SOVEREIGN DEBT OBLIGATIONS

         Sovereign debt instruments are securities issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require negotiations or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government.


STANDBY COMMITMENTS

         The Tax-Free Cash Management Portfolio may invest in standby commitments. These obligations are puts that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities when the issuers of the commitments present minimal risk of default.

         Ordinarily the Portfolio will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. The Portfolio may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments.

         Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised, the fact that standby commitments are not marketable by the Portfolio and the possibility that the maturities of the underlying securities may be different from those of the commitments.


TENDER OPTION BONDS

         The Tax-Free Cash Management Portfolio may invest in tender option bonds. These bonds are created by coupling an intermediate- or long-term fixed-rate tax-exempt bond (generally held pursuant to a custodial agreement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option to trade at par on the date of such determination. After payment of the tender option fee, the Portfolio effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Subject to applicable regulatory requirements, the Tax-Free Cash Management Portfolio may buy tender option bonds if the agreement gives the Portfolio the right to tender the bond to its sponsor no less frequently than once every 397 days. In selecting tender option bonds for a Portfolio, the Advisor will, pursuant to procedures established by the Board of Trustees, consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third-party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.


VARIABLE OR FLOATING RATE INSTRUMENTS AND DEMAND OBLIGATIONS

         The Portfolios may invest in variable or floating rate instruments that ultimately mature in more than 397 days, if the Portfolio acquires a right to sell the securities that meet certain requirements set forth in Rule 2a-7 under the 1940 Act. The Prime Cash Management Portfolio and Tax-Free Cash Management Portfolio may invest in variable or floating rate demand obligations (VRDOs/FRDOs). These obligations are tax-exempt obligations that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate obligations have interest rates that change whenever there is a change in a designated base rate while variable rate obligations provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the VRDO or FRDO that approximates its par value.

         A demand obligation with a conditional demand feature must have received both a short-term and a long-term high quality rating from a NRSRO or, if unrated, have been determined by the Advisor to be of comparable quality pursuant to procedures adopted by the Board of Trustees. A demand obligation with an unconditional demand feature may be acquired solely in reliance upon a short-term high quality rating or, if unrated, upon finding of comparable short-term quality pursuant to procedures adopted by the Board.

         A Portfolio may invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit a Portfolio to tender (or put) the bonds to an institution at periodic intervals of up to one year and to receive the principal amount thereof. A Portfolio considers variable rate obligations structured in this way (participating VRDOs) to be essentially equivalent to other VRDOs that it may purchase. The Internal Revenue Service (the "IRS") has not ruled whether or not the interest on participating VRDOs is tax-exempt and, accordingly, the Portfolios intend to purchase these obligations based on opinions of bond counsel.

         A variable rate instrument that matures in 397 or fewer days may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate obligation that matures in more than 397 days but that is subject to a demand feature that is 397 days or fewer may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate obligation that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount may be recovered through demand. The Portfolios may purchase a demand obligation with a remaining final maturity in excess of 397 days only if the demand feature can be exercised on no more than 30 days' notice (a) at any time or (b) at specific intervals not exceeding 397 days.



                             PORTFOLIO TRANSACTIONS

         The Portfolios' Advisor seeks the most favorable execution result with respect to transactions. In seeking the most favorable execution, the Advisor, having in mind a Portfolio's best interest, considers all factors it deems relevant, including, by way of illustration: price; the size of the transaction; the nature of the market for the security; the amount of the commission; the timing of the transaction, taking into account market process and trends; the reputation, experience and financial stability of the broker-dealer involved; and the quality of service rendered by the broker-dealer in other transactions.

         During the fiscal year ended April 30, 2001, the Portfolios paid no brokerage commissions.

         The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act), which the Fund has acquired during its most recent fiscal year. As of April 30, 2001 the Portfolios held securities of the Fund's "regular brokers or dealers" as follows: the U.S. Government Cash Management Portfolio held repurchase agreements issued by Deutsche Bank valued at $99,000,000, repurchase agreements issued by Goldman Sachs valued at $551,858, and repurchase agreements issued by Salomon Smith Barney valued at $99,000,000; and the Prime Cash Management Portfolio held corporate obligations issued by Bear Stearns valued at $300,000, corporate obligations issued by Merrill Lynch valued at $300,017, corporate obligations issued by Morgan Stanley Dean Witter valued at $1,000,000, repurchase agreements issued by Deutsche Bank valued at $3,702,000, and repurchase agreements issued by Salomon Smith Barney valued at $3,706,310.


                        VALUATION OF PORTFOLIO SECURITIES

         Each Portfolio values its investments on the basis of amortized cost. This method involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its value based on current market quotations or appropriate substitutes which reflect current market conditions. The amortized cost value of an instrument may be higher or lower than the price the Portfolio would receive if it sold the instrument.

         Valuing a Portfolio's instruments on the basis of amortized cost and use of the term "money market portfolio" are permitted by Rule 2a-7 under the 1940 Act. Each Portfolio must adhere to certain conditions under Rule 2a-7.

         The Board of Trustees oversees the Advisor's adherence to SEC rules concerning money market funds, and has established procedures designed to stabilize each Portfolio's net asset value per share ("NAV") at $1.00. At such intervals as they deem appropriate, the trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from a Portfolio's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees will take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or other unfair result. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

         During periods of declining interest rates, a Portfolio's yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder in the Portfolio would be able to obtain a somewhat higher yield than would result if the Portfolio utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.


                              PORTFOLIO PERFORMANCE

YIELD CALCULATIONS

         In computing the yield of shares of a Portfolio for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. A Portfolio may also calculate a compounded effective yield for its shares by compounding the base period return over a one-year period. In addition to the current yield, the Portfolios may quote yields in advertising based on any historical seven-day period. Yields for the shares of the Portfolios are calculated on the same basis as other money market funds, as required by regulation.

         Income calculated for the purposes of determining yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Portfolio's yield may not equal its distribution rate, the income paid to your account, or income reported in the Portfolio's financial statements.

         For the Tax-Free Cash Management Portfolio, a tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the Portfolio's tax-free yield. Tax-equivalent yields are calculated by dividing a Portfolio's yield by the result of one minus a stated Federal or combined Federal, state and city tax rate. (If only a portion of a Portfolio's yield was tax-exempt, only that portion is included in the calculation.) If any portion of a Portfolio's income is derived from obligations subject to state or Federal income taxes, its tax-equivalent yield will generally be lower.

         See Appendix A for tables showing the effect of a shareholder's tax status on effective yield under the Federal income tax laws for 2001.

         For the seven-day period ended April 30, 2001, the yields and effective yields for the Portfolios were:

NAME OF PORTFOLIO AND CLASS                              YIELD                             EFFECTIVE YIELD

U.S. TREASURY CASH MANAGEMENT PORTFOLIO
Corporate II Class                                       3.57%                                  3.63%
Corporate III Class                                      3.53%                                  3.59%

NAME OF PORTFOLIO AND CLASS                              YIELD                             EFFECTIVE YIELD

U.S. GOVERNMENT CASH MANAGEMENT
PORTFOLIO
Corporate Class                                          3.55%                                  3.62%
Corporate II Class                                       4.20%                                  4.29%
Corporate III Class                                      4.05%                                  4.13%

PRIME CASH MANAGEMENT PORTFOLIO
Corporate Class                                          4.40%                                  4.49%
Corporate II Class                                       4.15%                                  4.23%
Corporate III Class                                      4.00%                                  4.08%

TAX-FREE CASH MANAGEMENT PORTFOLIO
Corporate III Class                                      3.48%                                  3.54%


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


CALCULATION OF NAV

         The calculation of the NAV, dividends and distributions of a Portfolio's Corporate Class, Corporate II Class and Corporate III Class shares recognizes two types of expenses. General expenses that do not pertain specifically to any class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Portfolio's total assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (iv) fees to independent trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (i) distribution and/or service fees, (ii) transfer and agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to a Portfolio as a whole.

         The following holiday closings have been scheduled for 2001 and the Fund expects the schedule to be the same in the future: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The NYSE or FRB may also close on other days. When the NYSE or the FRB is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to merit such action, each Portfolio will determine its NAV at the close of business, the time of which will coincide with the closing of the NYSE.

REDEMPTION IN KIND

         Under normal circumstances, a Portfolio will redeem shares in cash as described in the prospectus. However, if the Board of Trustees determines that it would be in the best interests of the remaining shareholders to make payment of the redemption price in whole or in part by a distribution in kind of portfolio securities in lieu of cash, in conformity with applicable rules of the SEC, the Portfolio will make such distributions in kind. If shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in later converting the assets into cash. The method of valuing portfolio securities is described under "Calculation of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio during any 90-day period for any one shareholder.

                                      TAXES

         The following is only a summary of certain Federal income tax considerations generally affecting the Portfolios and their shareholders that are not described in the prospectuses. No attempt is made to present a detailed explanation of the Federal, state or local tax treatment of the Portfolios or their shareholders, and the discussion here and in the prospectuses is not intended as a substitute for careful tax planning.

         The following discussion of Federal income tax considerations is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

TAXATION OF THE PORTFOLIOS

         Each Portfolio is treated as a separate corporation for federal income tax purposes and intends to continue to qualify for treatment as a RIC under the Code. By doing so, a Portfolio (but not its shareholders) will be relieved of Federal income tax on the part of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions, if any, determined without regard to any deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

         To continue to qualify for treatment as a RIC, a Portfolio must distribute annually to its shareholders at least 90% of its investment company taxable income (the "Distribution Requirement") and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (the "Income Requirement"); and (2) at the close of each quarter of the Portfolio's taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (b) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or securities of other RICs) of any one issuer.

     If a Portfolio failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions that otherwise would be "exempt-interest dividends" described below under "- Tax-Free Cash Management Portfolio" and distributions of net capital gain, as taxable dividends (that is, ordinary income) to the extent of the Portfolio's earnings and profits. (For corporate shareholders, however, those distributions generally would be eligible for the 70% dividends-received deduction.) In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         Each Portfolio will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For purposes of the foregoing, a Portfolio will include in the amount distributed in a calendar year any amount taxed to it for the taxable year ending in that calendar year. Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the Excise Tax. However, a Portfolio may in certain circumstances be required to liquidate portfolio investments to make those distributions.

         The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts a Portfolio derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

         Certain futures, foreign currency contracts and listed nonequity options (such as those on a securities index) in which a Portfolio may invest will be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts a Portfolio holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Portfolio must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a Portfolio recognizes, without in either case increasing the cash available to the Portfolio.

         Offsetting positions a Portfolio enters into or holds in any actively traded security, option, futures or forward contract may constitute a "straddle" for Federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of the Portfolio's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Portfolio's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to a Portfolio, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (I.E., a straddle of which at least one, but not all, positions are section 1256 contracts).

         When a covered call option written (sold) by a Portfolio expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Portfolio terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Portfolio is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.

TAXATION OF SHAREHOLDERS

         Distributions from a Portfolio's investment company taxable income (which includes net short-term capital gain) are taxed as dividends, which generally are taxed at a maximum marginal rate of 39.6% in the case of non-corporate taxpayers. Distributions out of a Portfolio's net capital gain, if any, that it designates as capital gain distributions are taxed to its shareholders as long-term capital gain, regardless of the length of time a shareholder has held the shares on which the distributions are paid and whether the gain was reflected in the price the shareholder paid for those shares or is attributable to bonds bearing tax-exempt interest. Net capital gain of a non-corporate taxpayer generally is taxed at a maximum rate of 20%. Corporate taxpayers are currently taxed at the same maximum marginal rates on both ordinary income and net capital gain.

         A portion of the dividends from a Portfolio's investment company taxable income, whether paid in cash or reinvested in additional shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends a Portfolio receives from domestic corporations (and capital gain distributions thus are not eligible for the deduction). However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the AMT. Corporate shareholders should consult their tax advisors regarding other requirements applicable to the dividends-received deduction.

         The Portfolios' distributions are taxable when they are paid, whether taken in cash or reinvested in additional shares, except that distributions declared in the last quarter of any calendar year and payable to shareholders of record on a date in that quarter will be taxed as though paid on December 31 if they are paid in January of the following year. The Portfolios will send non-corporate shareholders a tax statement by January 31 showing the tax status of the distributions received in the prior year. Shareholders also will be notified as to the portion of distributions from Tax-Free Cash Management Portfolio that are exempt from Federal income tax.

         Shareholders may realize capital gain or loss when they redeem (sell) or exchange their Portfolio shares. Any such gain or loss recognized by a shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares were held for more than twelve months, provided that if a shareholder redeems or exchanges at a loss Portfolio shares held for six months or less on which a capital gain distribution was paid, then the loss will be treated as a long-term capital loss to the extent of that distribution. Any resultant net capital gain will be subject to the maximum 20% rate.

         On the record date for a dividend or capital gain distribution, the applicable Portfolio's share value is reduced by the amount of the distribution. If a shareholder were to buy shares shortly before the record date ("buying a dividend"), he or she would pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

         Each Portfolio must withhold and remit to the U.S. Treasury 30.5 % (30% during 2002) of taxable dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized, payable to any individuals and certain other non-corporate shareholders if the shareholder fails to certify that the taxpayer identification number ("TIN") furnished to the Portfolio is correct ("backup withholding"). Backup withholding at those rates also is required from a Portfolio's dividends and capital gain distributions payable to such a shareholder if (1) the shareholder fails to certify that he or she has not received notice from the IRS that the shareholder is subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return or (2) the IRS notifies the Portfolio to institute backup withholding because the IRS determines that the shareholder's TIN is incorrect or the shareholder has failed to properly report such income.

TAX-FREE CASH MANAGEMENT PORTFOLIO

         If the Tax-Free Cash Management Portfolio satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code, it may pay "exempt-interest dividends" to its shareholders; the Portfolio intends to continue to satisfy this requirement. Those dividends constitute the portion of its aggregate dividends (excluding capital gain distributions) equal to the excess of its excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for Federal income tax purposes, although the amount of those dividends must be reported on the recipient's Federal income tax return. Shareholders' treatment of dividends from the Portfolio under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisors concerning this matter.
                                       21

         Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes. Under IRS rules for determining when borrowed funds are used for purchasing or carrying particular assets, Tax-Free Cash Management Portfolio shares may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

         Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs should consult their tax advisors before purchasing shares of the Portfolio because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, "substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs. Interest on certain PABs (which the Tax-Free Cash Management Portfolio expects to purchase) is treated as a Tax Preference Item, although it remains fully tax-exempt for regular Federal income tax purposes; a portion (not expected to exceed 20%) of the Tax-Free Cash Management Portfolio's exempt-interest dividends thus may constitute a Tax Preference Item. Interest on all tax-exempt obligations is included in "adjusted current earnings" of corporations for purposes of the AMT.

         If shares of the Tax-Free Cash Management Portfolio are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.

         If the Tax-Free Cash Management Portfolio invests in instruments that generate taxable interest income, under the circumstances described in the prospectuses and in the discussion of municipal market discount bonds below, the portion of any dividend of that Portfolio attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. The exempt-interest dividend portion is determined by the ratio of (1) the net tax-exempt income a Portfolio realizes for the entire year to (2) the aggregate amount of distributions for the year and thus is an annual average, rather than a day-to-day determination. Moreover, if the Tax-Free Cash Management Portfolio realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders.

         The Tax-Free Cash Management Portfolio may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). If a bond's market discount is less that the product of
(1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the Tax-Free Cash Management Portfolio acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by the Tax-Free Cash Management Portfolio after April 30, 1993 (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period between the dates of acquisition and maturity. In lieu of treating the disposition gain as above, the Tax-Free Cash Management Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

         Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Tax-Free Cash Management Portfolio) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Tax-Free Cash Management Portfolio still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient's income exceeded the established amounts. Receipt of tax-exempt income may result in collateral tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, certain foreign corporations doing business in the United States, certain S corporations with excess passive income and individuals otherwise eligible for the earned income credit. Prospective purchasers of Portfolio shares should consult their own tax advisors as to the applicability of any such collateral consequences.

         Shares of the Tax-Free Cash Management Portfolio would not be suitable for tax-exempt institutions and for tax-exempt retirement plans qualified under section 401 of the Code, H.R. 10 plans and individual retirement accounts.


                              TRUSTEES AND OFFICERS

         The Trustees and officers of the Fund and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" of the Fund (as defined in the 1940 Act) is indicated by an asterisk (*). Unless otherwise indicated the business address of each officer is One Freedom Valley Drive, Oaks, PA 19456.

WILLIAM H. COWIE, JR., 1408 Ruxton Road, Baltimore, MD 21204. Date of Birth:
1/24/31. Trustee since 1993. Prior to retirement, Mr. Cowie was Chief Financial Officer (1991-1995) of Pencor, Inc. (developers of environmental projects).

DAVID D. DOWNES, 210 Allegheny Ave., Towson, MD 21204. Date of Birth: 7/16/35. Trustee since 1995. Mr. Downes is an attorney in private practice (since October
1996). Prior thereto he was a partner (1989-1995) and of counsel (1995-Sept.
1996) of Venable, Baetjer & Howard (law firm).

SIR VICTOR GARLAND, 15 Wilton Place, Knightsbridge, London, SW1X 8RL. Date of
Birth: 5/5/34. Trustee since August 2000. He has been a private investor since 1984. He is President of The Govett Funds, Inc. and a director of a number of U.K. public companies. He is the former Australian Ambassador to the U.K. and a former director of Prudential Assurance Corporation in the U.K.

CHARLOTTE R. KERR, American City Building, 10227 Wincopin Circle, Suite 108, Columbia, MD 21044. Date of Birth: 9/26/46. Trustee since 1993. Ms. Kerr is a practitioner and faculty member at the Traditional Acupuncture Institute.

THOMAS SCHWEIZER, 8626 Tower Bridge Way, Lutherville, MD 21093. Date of Birth:
8/21/22. Trustee since 1993. Prior to his retirement in 1987, Mr. Schweizer was self-employed. He currently is a board member of various charitable organizations and hospitals.

RICHARD B. SEIDEL, 770 Hedges Lane, Wayne, Pennsylvania 19087. Date of Birth:
4/20/41. Trustee since 1998. Mr. Seidel is a Director and President (since 1994) of Girard Partners, Ltd. (a registered broker-dealer).

*RICK A. GOLD, 100 East Pratt Street, 15th Floor, Baltimore, MD, 21202. Date of
Birth: 8/4/49. President since March 2000 and Trustee since June 2000. Mr. Gold is Executive Vice President of the Asset Management Group of Allfirst Financial Inc., the parent company to Allfirst Bank and AIA.

JAMES F. VOLK, Date of Birth: 8/28/62. Controller, Treasurer and Chief Financial Officer since March 1997. Mr. Volk is Director of Investment Accounting Operations. He joined SEI Investments Mutual Fund Services in February 1996 and is co-director of the International Fund Accounting Group. From December 1993 to January 1996, Mr. Volk was Assistant Chief Accountant of the SEC's Division of Investment Management.

MICHELE L. DALTON, 100 East Pratt Street, 15th Floor, Baltimore, MD, 21202. Date of Birth: 2/16/59. Vice President and Assistant Secretary since March 2000. Ms. Dalton is a Senior Vice President of Allfirst Financial Inc. since 1994.

TODD CIPPERMAN, Date of Birth: 2/14/66. Vice President and Assistant Secretary since November 1995. Mr. Cipperman is Senior Vice President and General Counsel of SEI Investments since January 2000. From 1995 to 1999, he served as Vice President and Assistant Secretary of SEI Investments Company.

LYDIA A. GAVALIS, Date of Birth: 6/5/64. Vice President and Assistant Secretary since 1998. Ms. Gavalis is Vice President and Assistant Secretary of SEI Investments Company since 1998. Prior to 1998, she was Assistant General Counsel and Director of Arbitration for the Philadelphia Stock Exchange.

JAMES R. FOGGO, Date of Birth: 6/30/64. Vice President and Assistant Secretary since 1998. Mr. Foggo is Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. In 1998, Mr. Foggo was an Associate with Paul Weiss, Rifkind, Wharton & Garrison. From 1995 to 1998, Mr. Foggo was an Associate with Baker & McKenzie.

TIMOTHY D. BARTO, Date of Birth: 3/28/68. Vice President and Assistant Secretary since March 2000. Mr. Barto is Vice President and Assistant Secretary of SEI Investments Company since November 1999. From 1997 to 1999, Mr. Barto was an Associate at Dechert Price & Rhoads. From 1994 to 1997, he was an Associate at Richter, Miller & Finn.

CHRISTINE M. MCCULLOUGH, Date of Birth: 12/5/60. Vice President and Assistant Secretary since March 2000. Ms. McCullough is Vice President and Assistant Secretary of SEI Investments Company since November 1999. From 1991 to 1999, Ms. McCullough was an Associate at White & Williams.

THOMAS R. RUS, 100 East Pratt Street, 15th Floor, Baltimore, MD, 21202. Date of
Birth: 10/11/59. Secretary since March 2000. Mr. Rus is Vice President and Trust Counsel of Allfirst Trust Company, N.A. and Allfirst Bank. He is also Compliance Officer of Allfirst Trust Company, N.A. and ARK Funds. He has been with Allfirst Trust Company, N.A. since 1995.

                           TRUSTEE COMPENSATION TABLE

         The following table sets forth information describing the compensation of each current Trustee of the Fund for his or her services as Trustee for the fiscal year ended April 30, 2001.

                                                              PENSION OR          ESTIMATED
                                                               RETIREMENT           ANNUAL             TOTAL
                                       AGGREGATE            BENEFITS ACCRUED      RETIREMENT        COMPENSATION
                                    COMPENSATION              FROM THE FUND      FROM THE FUND      FROM THE FUND
       NAME OF TRUSTEE               FROM THE FUND            COMPLEX(1)           COMPLEX(1)        COMPLEX(1)
       ---------------              --------------          ----------------      ------------      --------------
Cowie, Jr., William H.                $ 25,000                     --                   --           $ 25,000
Downes, David D.                      $ 20,000                     --                   --           $ 20,000
Garland, Sir Victor                   $ 14,000                     --                   --           $ 14,000
Gold, Rick A.(2)                      $ 0                          --                   --           $ 0
Kerr, Charlotte R.                    $ 20,000                     --                   --           $ 20,000
Schweizer, Thomas                     $ 20,000                     --                   --           $ 20,000
Seidel, Richard B.                    $ 20,000                     --                   --           $ 20,000
-------------------

(1)  The Fund's Trustees did not receive any pension or retirement benefits from the Fund as compensation for the services as Trustees. The Fund has adopted a retirement policy, which calls for the retirement of Trustees when they reach the age of 75. Trustees who were 75 at the time of the June 1999 meeting will be allowed to serve an additional two years. The Fund is the sole investment company in the fund complex.
(2)  Interested persons of the Fund do not receive any compensation for their services as Trustees.



                               INVESTMENT ADVISOR

         The investment advisor of the Fund is Allied Investment Advisors, Inc. ("Advisor" or "AIA"). AIA provides the Portfolios with day-to-day management services and makes investment decisions on the Portfolios' behalf in accordance with each Portfolio's investment policies.

         Corporate, Corporate II and Corporate III Class shares of the Fund are held by accounts over which Allfirst Trust Company, N.A. ("Allfirst Trust") serves in a fiduciary capacity. Allfirst Trust, an affiliate of Allfirst, also provides custodial and administrative services to the Fund. AIA and Allfirst Trust are wholly-owned subsidiaries of Allfirst Bank, a Maryland-chartered Federal Reserve member bank based in Baltimore, Maryland. Allfirst Bank is a wholly owned subsidiary of Allfirst Financial Inc., which is owned by Allied Irish Banks, p.l.c. ("AIB"), an international financial services organization based in Dublin, Ireland. SEI Investments Distribution Co., the distributor of the Fund, is not affiliated with AIB or its affiliates.

       Pursuant to an investment advisory agreement with the Fund, AIA furnishes, at its own expense, all services, facilities and personnel necessary to manage each applicable Portfolio's investments and effect portfolio transactions on its behalf.

         The advisory contract has been approved by the Board of Trustees and will continue in effect with respect to a Portfolio only if such continuance is specifically approved at least annually by the Board or by vote of the shareholders of the Portfolio, and in either case by a majority of the Trustees who are not parties to the advisory contract or interested persons of any such party, at a meeting called for the purpose of voting on the advisory contract. The advisory contract is terminable with respect to a Portfolio without penalty on 60 days' written notice when authorized either by vote of the shareholders of the Portfolio or by a vote of a majority of the trustees, or by AIA on 60 days' written notice, and will automatically terminate in the event of its assignment.

         The advisory contract provides that, with respect to each Portfolio, neither AIA nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to a Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance by AIA of its duties or by reason of reckless disregard of its obligations and duties under the advisory contract. The advisory contract provides that AIA may render services to others.

         For the fiscal year ended April 30, 2001, the advisory fee payable to AIA with respect to the U.S. Treasury Cash Management Portfolio was $11,344 of which $4,140 was waived; with respect to the U.S. Government Cash Management Portfolio was $565,853 of which $266,008 was waived; with respect to the Prime Cash Management Portfolio was $23,892 of which $19,056 was waived; and with respect to the Tax-Free Cash Management Portfolio was $35,631 of which $25,749 was waived.

         In addition to receiving its advisory fee, AIA may also act and be compensated as investment manager for clients with respect to assets which are invested in a Portfolio. In some instances AIA may elect to credit against any investment management fee received from a client who is also a shareholder in a Portfolio an amount equal to all or a portion of the fee received by AIA, or its affiliates, from a Portfolio with respect to the client's assets invested in the Portfolio.

         Each Portfolio has, under the advisory contract, confirmed its obligation to pay all expenses, including interest charges, taxes, brokerage fees and commissions; certain insurance premiums; fees, interest charges and expenses of the custodian, transfer agent and dividend disbursing agent; telecommunications expenses; auditing, legal and compliance expenses; organization costs and costs of maintaining existence; costs of preparing and printing the Portfolios' prospectuses, statements of additional information and shareholder reports and delivering them to existing and prospective shareholders; costs of maintaining books of original entry for portfolio accounting and other required books and accounts of calculating the NAV of shares of the Portfolios; costs of reproduction, stationery and supplies; compensation of Trustees and officers of the Fund and costs of other personnel performing services for the Fund who are not officers of the Administrator or Distributor, or their respective affiliates; costs of shareholder meetings; SEC registration fees and related expenses; state securities laws registration fees and related expenses; fees payable under the advisory contracts and under the administration agreement, and all other fees and expenses paid by the Portfolios.


                          ADMINISTRATOR AND DISTRIBUTOR

ADMINISTRATOR AND SUB-ADMINISTRATOR

         SEI Investments Mutual Funds Services serves as administrator (the "Administrator") to the Fund. The Administrator assists in supervising all operations of the Portfolios, except those performed by AIA under the advisory contract, by the Distributor under the distribution agreement and by Allfirst Trust under the sub-administration and custodian agreements.

         Under its administration agreement with the Fund, the Administrator has agreed to maintain office facilities for the Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares Federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Fund's operations other than those discussed above. Under the administration agreement, the Administrator also provides fund accounting and related accounting services. The Administrator may delegate its responsibilities under the administration agreement with the Fund's written approval.

         The Administrator, a Delaware business trust, has its principal business offices at 1 Freedom Valley Drive, Oaks, PA 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator. SEI and its subsidiaries and affiliates are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers.

         For the fiscal year ended April 30, 2001, the administration fee payable to the Administrator with respect to the U.S. Treasury Cash Management Portfolio was $9,831 of which $5,104 was waived; with respect to the U.S. Government Cash Management Portfolio was $490,399 of which $254,634 was waived; with respect to the Prime Cash Management Portfolio was $20,706 of which $10,751 was waived; and with respect to the Tax-Free Cash Management Portfolio was $30,879 of which $16,034 was waived.

         The administration agreement permits the Administrator to subcontract its services thereunder, provided that the Administrator will not be relieved of its obligations under the agreement by the appointment of a subcontractor and the Administrator shall be responsible to the Fund for all acts of the subcontractor as if such acts were its own, except for losses suffered by any Portfolio resulting from willful misfeasance, bad faith or gross negligence by the subcontractor in the performance of its duties or for reckless disregard by it of its obligations and duties. Pursuant to a sub-administration agreement between the Administrator and Allfirst Trust, Allfirst Trust performs services which may include clerical, bookkeeping, accounting, stenographic, and administrative services, for which it receives a fee, paid by the Administrator, at the annual rate of 0.0275% of aggregate average net assets.

         For the fiscal year ended April 30, 2001, the Administrator paid a sub-administration fee to Allfirst Trust of $1,811,589 for the Fund.

DISTRIBUTOR

         SEI Investments Distribution Co. (formerly SEI Financial Services Company) serves as the distributor (the "Distributor") of the Fund. The Distributor offers shares continuously and has agreed to use its best efforts to solicit purchase orders.

DISTRIBUTION PLANS

         The Board of Trustees has adopted distribution and service plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act (the "Rule") on behalf of Corporate II Class and Corporate III Class of the Portfolios. The Plans allow the Portfolios to pay the Distributor a distribution and service fee at the annual rate of up to 0.25% and 0.40% of the average net assets of the Corporate II Class and Corporate III Class, respectively, or such lesser amount as approved from time to time by the Board. These fees may be used to pay expenses associated with the promotion and administration of activities primarily intended to result in the sale of shares of the Portfolios, including, but not limited to: advertising the availability of services and products; designing material to send to customers and developing methods of making such materials accessible to customers; providing information about the product needs of customers; providing facilities to solicit sales and to answer questions from prospective and existing investors about the Portfolios; receiving and answering correspondence from prospective investors, including requests for sales literature, prospectuses and statements of additional information; displaying and making sales literature and prospectuses available; acting as liaison between shareholders and the Portfolios, including obtaining information from the Portfolios regarding the Portfolios and providing performance and other information about the Portfolios; and providing additional distribution-related services.

         The Plans have been approved by the Board of Trustees, including the majority of disinterested Trustees, and where approved by the initial sole shareholder of the classes. As required by Rule 12b-1, the Board considered all pertinent factors relating to the implementation of each of the Plans prior to its approval, and the Trustees have determined that there is a reasonable likelihood that the Plans will benefit the classes and their respective shareholders. To the extent that the Plans provide greater flexibility in connection with the distribution of shares of the Portfolios, additional sales may result. The Board has approved distribution fees of 0.25% and 0.40% of the average net assets of the Corporate II Class and Corporate III Class, respectively.

         For the fiscal year ended April 30, 2001, the Corporate II Class of the U.S. Treasury Cash Management Portfolio, U.S. Government Cash Management Portfolio, and Prime Cash Management Portfolio paid distribution and service fees of $18,906, $928,638, and $7,508, respectively.

         For the fiscal year ended April 30, 2001, the Corporate III Class of the U.S. Government Cash Management Portfolio, Prime Cash Management Portfolio and Tax-Free Cash Management Portfolio paid distribution and service fees of $13,727, $45,848 and $95,015, respectively.

         All fees received by the Distributor under the Plans are paid to qualified securities brokers or financial institutions or other investment professionals in respect of their share accounts.


                                 TRANSFER AGENT

         The Fund has a Transfer Agency and Services Agreement dated November 1, 1995, with SEI Investments Management Corporation. SEI Investments Management Corporation has subcontracted transfer agency services to State Street Bank and Trust Company ("State Street Bank"). State Street Bank maintains an account for each shareholder, provides tax reporting for each Portfolio, performs other transfer agency functions and acts as dividend disbursing agent for each Portfolio.


                                    CUSTODIAN

         Allfirst Trust, 25 South Charles Street, Baltimore, Maryland 21201, serves as custodian for the Portfolios. Under the custody agreement with the Fund, Allfirst Trust holds the Portfolios' securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services provided to the Fund pursuant to the custody agreement, the Fund pays Allfirst Trust a monthly fee at the annual rate of 0.015% of the average net assets of the Portfolios. Allfirst Trust also charges the Portfolios transaction handling fees ranging from $5 to $75 per transaction and receives reimbursement for out-of-pocket expenses.


                             DESCRIPTION OF THE FUND

TRUST ORGANIZATION

         The Portfolios are series of ARK Funds, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated October 22, 1992, as amended. Currently, the Fund is comprised of the following thirty Portfolios: U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio, Tax-Free Money Market Portfolio, Pennsylvania Tax-Free Money Market Portfolio, U.S. Treasury Cash Management Portfolio, U.S. Government Cash Management Portfolio, Prime Cash Management Portfolio, Tax-Free

Cash Management Portfolio, Short-Term Treasury Portfolio, Short-Term Bond Portfolio, Maryland Tax-Free Portfolio, Pennsylvania Tax-Free Portfolio, Intermediate Fixed Income Portfolio, U.S. Government Bond Portfolio, Income Portfolio, Balanced Portfolio, Equity Income Portfolio, Value Equity Portfolio, Equity Index Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, Mid-Cap Equity Portfolio, Small-Cap Equity Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Social Issues Intermediate Fixed Income Portfolio, Social Issues Blue Chip Equity Portfolio, Social Issues Capital Growth Portfolio, and Social Issues Small-Cap Equity Portfolio. The Declaration of Trust permits the Board to create additional series and classes of shares.

         A share of each class of a Portfolio represents an interest in the Portfolio's investment portfolio and has similar rights, privileges and preferences. Each class may differ with respect to distribution and/or service fees, other expenses allocable exclusively to the class, voting rights on matters affecting only that class, and its exchange privilege, if any.

         In the event that an affiliate of AIB ceases to be the investment advisor to the Portfolios, the right of the Fund and Portfolio to use the identifying name "ARK" may be withdrawn.

         The assets of the Fund received for the issue or sale of shares of a Portfolio and all income, earnings, profits and proceeds thereof are allocated to the Portfolio and constitute the underlying assets thereof. The underlying assets of a Portfolio are segregated on the books of account and are charged with the liabilities with respect to the Portfolio and with a share of the general expenses of the Fund. General expenses of the Fund are allocated in proportion to the asset value of the respective Portfolios, except where allocations of direct expense can otherwise fairly be made. The officers of the Fund, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given Portfolio, or which are general or allocable to all of the Portfolios. In the event of the dissolution or liquidation of the Fund, shareholders of a Portfolio are entitled to receive as a class the underlying assets of the Portfolio available for distribution.

SHAREHOLDER AND TRUSTEE LIABILITY

         The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable for the obligations of the Fund. The Declaration of Trust provides that the Fund shall not have any claim against shareholders, except for the payment of the purchase price of shares, and requires that each agreement, obligation or instrument entered into or executed by the Fund or the Trustees shall include a provision limiting the obligations created thereby to the Fund and its assets. The Declaration of Trust provides for indemnification out of a Portfolio's property of any shareholders of the Portfolio held personally liable for the obligations of the Portfolio. The Declaration of Trust also provides that a Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the

Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss because of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. In view of the above, the risk of personal liability to shareholders is remote.

         The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects a trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

SHARES

         Shares of a Portfolio of any class are fully paid and non-assessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders may, as set forth in the Declaration of Trust, call meetings for any purpose related to the Fund, a Portfolio or a class, respectively, including in the case of a meeting of the entire Fund, the purpose of voting on removal of one or more Trustees. The Fund or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Fund or the Portfolio. If not so terminated, the Fund and the Portfolios will continue indefinitely.

VOTING RIGHTS

         Shareholders of a Portfolio are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative. The shares of a Portfolio will be voted together, except that only shareholders of a particular class of the Portfolio may vote on matters affecting only that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. The shares of each series of the Fund will be voted separately, except when an aggregate vote of all the series is required by law.

SHARE OWNERSHIP

         As of August 3, 2001, the officers and Trustees of the Fund owned less than 1% of the outstanding shares of any Portfolio and the following persons owned beneficially more than 5% of the outstanding shares of the Portfolios and classes indicated. Unless otherwise indicated the address as of August 3, 2001 for the 5% shareholders listed below is: c/o Allfirst Bank, 110 South Paca Street, Baltimore, Maryland 21201.

U.S. TREASURY CASH MANAGEMENT PORTFOLIO

         CORPORATE II CLASS -     GS  Communications/ACC/ABS  Escrow- GS  Communication,  Inc., Attn:
                                  Philip W. Hammond, P.O. Box 3829, Frederick, MD 21705 (28.39%)

                                  Silgan and  Oaktree  Escrow-  Silgan  Plastics  Corporation,  Attn:
                                  Rusell  Gervalis,  14515 N. Outer Forty,  Suite 201,  Chesterfield,
                                  MO  63017  and  Oaktree  Capital  Management,  LLC,  Attn:  Richard
                                  Masson,  33 South Grand Avenue,  28th Floor, Los Angeles,  CA 90071
                                  (27.42%)

                                  Bethesda  Place   Tenant/Lease   Escrow-   Bethesda  Place  Limited
                                  Partnership,  Attn: Arnold Polinger,  5530 Wisconsin Avenue,  Suite
                                  1000, Chevy Chase, MD 20815-4330 (7.07%)

                                  HOC  Housing  Repl  Reserve  Escrow-  HOC  of  Montgomery   County,
                                  Maryland,  Attn:  Cash  Manager-  Lloyd  Forrester,  10400  Detrick
                                  Avenue, Kensington, MD 20895-2484 (6.09%)

                                  Prince  George's County Woodview 1997  Acquisition-  Innova,  Attn:
                                  Eric Pookrum, 3703 Woodsman Court, Suitland, MD 20746-1376 (5.68%)


U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO

         CORPORATE II CLASS -     MHHEFA PL 1985 Loan  Repayment-  MD.H. & H. Ed. Fac.  Auth.,  Attn:
                                  Barbara Nichols, 401 East Pratt Street, Suite 1224,  Baltimore,  MD
                                  21202 (5.13%)

         CORPORATE III CLASS -    AA Co. NBP Project 2000 Reserve  Fund- Anne Arundel  County,  Attn:
                                  Mr.  Al  Warfield,  P.O.  Box  2700 MS  1309,  Annapolis,  MD 21404
                                  (60.25%)

                                  HAPGCO Residual BDS Program Fd- Valencia Scott,  Housing  Authority
                                  of Prince  George's  County,  9400  Peppercorn  Place,  Suite 210B,
                                  Largo, MD 20774 (27.69%)


PRIME CASH MANAGEMENT PORTFOLIO

         CORPORATE CLASS -        Allfirst  Financial Pension Plan- Michael Driscoll,  Vice President
                                  (100%)

         CORPORATE II CLASS -     Norfolk  Southern  Equipment  Trust- Norfolk  Southern Railway Co.,
                                  Attn:  Thomas  Mahoney,   110  Franklin  Road,  S.E.  Roanoke,   VA
                                  22042-0054 (96.11%)

         CORPORATE III CLASS -    NJ EDA Seabrook 2000 Interest-  Seabrook  Village,  Inc., Attn: Rob
                                  Purcell,  Finance  Department,  3000 Essex Road,  Tinton Falls,  NJ
                                  07753 (33.96%)

                                  Monumental  Life/HCC  Reinsurance  Esc., HCC  Reinsurance  Company,
                                  Ltd, c/o HCC Insurance  Holdings,  Inc.,  13403 Northwest  Freeway,
                                  Houston, TX 77040 (33.10%)

                                  NJ EDA Seabrook 2000 Oper Reserve-  Seabrook  Village,  Inc., Attn:
                                  Rob Purcell, Finance Department,  3000 Essex Road, Tinton Falls, NJ
                                  07753 (24.49%)


TAX-FREE CASH MANAGEMENT PORTFOLIO

         CORPORATE III CLASS -    IDA BAC 1986  Principal  Receipts  - City of  Baltimore,  Bureau of
                                  Treasury  Management,  100 Guilford Ave,  Baltimore,  MD 21202-3421
                                  (34.05%)

                                  IDA BAC 1986  Addendum  #24  Education - City of  Baltimore, Bureau
                                  of Treasury Management,  100 Guilford Ave, Baltimore, MD 21202-3421
                                  (23.60%)

                                  IDA BAC 1986 Addendum #22 Bcpd Helo  - City of Baltimore, Bureau of
                                  Treasury  Management,  100 Guilford Ave,  Baltimore,  MD 21202-3421
                                  (13.26%)

                                  IDA BAC 1986  Addendum #28 Fin Ren  - City of  Baltimore, Bureau of
                                  Treasury  Management,  100 Guilford Ave,  Baltimore,  MD 21202-3421
                                  (9.41%)

                                  IDA BAC 1986  Addendum  #24 Enoch  - City of  Baltimore,  Bureau of
                                  Treasury  Management,  100 Guilford Ave,  Baltimore,  MD 21202-3421
                                  (6.57%)


                                  IDA Loudon Co (ACA) 2001  Const-  Atlantic  Coast  Airlines,  Attn:
                                  Darron Elmore, 45200 Business Court, Dulles, VA 20166 (11.73%)



         A shareholder owning beneficially more than 25% of a particular Portfolio's shares may be considered to be a "controlling person" of that Portfolio. Accordingly, its vote could have a more significant effect on matters presented at shareholder meetings than the votes of the Portfolio's other shareholders. Allfirst Bank or its affiliates, however, may receive voting instructions from certain underlying customer or fiduciary accounts and will vote the related shares in accordance with those instructions. In the absence of such instructions, Allfirst Bank or its affiliates will vote those shares of its underlying customer accounts in the same proportion as it votes the shares for which it has received instructions.


                              INDEPENDENT AUDITORS

         KPMG LLP, located at 99 High Street, Boston, Massachusetts 02110, are the Fund's independent auditors, providing audit services and consultation in connection with the review of various SEC filings.


                              FINANCIAL STATEMENTS

         Financial statements and financial highlights for the Portfolios for the fiscal year ended April 30, 2001 are included in the Fund's Annual Report for the Corporate Classes. The Annual Report is supplied with this Statement of Additional Information. Financial statements and financial highlights for the Portfolios are incorporated herein by reference.

                           APPENDIX A- 2001 TAX RATES

         The following tables show the effect of a shareholder's tax status on effective yield under the Federal income tax laws for 2001. The second table shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from 3% to 7%. Of course, no assurance can be given that a Portfolio will achieve any specific tax-exempt yield. While the Portfolios invest principally in obligations whose interest is exempt from Federal income tax other income received by a Portfolio may be taxable.

         Use the first table to find your approximate Federal effective tax bracket for 2001.

--------------------------------------- ------------------------------- ------------------------------------
    SINGLE RETURN TAXABLE INCOME*        JOINT RETURN TAXABLE INCOME*      FEDERAL INCOME TAX BRACKET**
--------------------------------------- ------------------------------- ------------------------------------
           26,251 -- 63,550                   43,851 -- 105,950                       28.00%
--------------------------------------- ------------------------------- ------------------------------------
          63,551 -- 132,600                   105,951 -- 161,450                      31.00%
--------------------------------------- ------------------------------- ------------------------------------
          132,601 -- 288,350                  161,451 -- 288,350                      36.00%
--------------------------------------- ------------------------------- ------------------------------------
               288,351                             288,351                            39.60%
--------------------------------------- ------------------------------- ------------------------------------

*   Net amount subject to Federal income tax after deductions and exemptions. Assumes ordinary income only.

**  Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.

*** Excludes the impact of state income taxes. It is likely that your exempt-interest dividends from the Fund will be subject to state and local income taxes, if any, imposed by your state of residence.

Having determined your effective tax bracket above, use the following table to determine the tax equivalent yield for a given tax-free yield.

         28.00%   31.00%   36.00%   39.60%

To match these tax-free rates: Your taxable investment would have to earn the following yield:

     3.00%          4.17%            4.35%             4.69%             4.97%
     4.00%          5.56%            5.80%             6.25%             6.62%
     5.00%          6.94%            7.25%             7.81%             8.28%
     6.00%          8.33%            8.70%             9.38%             9.93%
     7.00%          9.72%           10.14%            10.94%            11.59%

Yield information may be useful in reviewing a Portfolio's performance and in providing a basis for comparison with other investment alternatives. However, each Portfolio's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of the respective investment companies that they have chosen to consider.

Investors should recognize that in periods of declining interest rates a Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's holdings, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur. THE YIELDS OF THE CORPORATE CLASS, CORPORATE II CLASS, OR CORPORATE III CLASS OF A PORTFOLIO ARE EACH CALCULATED SEPARATELY.



                                                    Part C - Other Information Item

Item 23. Exhibits

         (a)      (1)   Declaration of Trust dated October 22, 1992 is incorporated by reference to Exhibit 1 to the Registration
                  Statement.

                  (2)   Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated by reference to Exhibit 1(b)
                  to Pre-Effective Amendment No. 2.

                  (3)   Supplement dated March 23, 1993 to the Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated by reference to Exhibit 1(c) to Pre-Effective Amendment No. 2.

                  (4)   Amendment dated December 10, 1999, to the Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 31.

         (b)      By-Laws of the Registrant are incorporated by reference to Exhibit 1(d) to Pre-Effective Amendment No. 2.

         (c)      Not applicable.

         (d)      (1)   Investment Advisory Agreement dated February 12, 1998, between the Registrant and Allied Investment
                  Advisors, Inc. is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 31.

                  (2)   Investment Subadvisory Agreement dated June 30, 2000, between the Registrant, Allied Investment Advisors,
                  Inc. and AIB Govett, Inc. is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment
                  No. 31.

         (e)      (1)   Distribution Agreement dated November 1, 1995, between the Registrant and SEI Investments Distribution Co.
                  is incorporated herein by reference to Exhibit 6(a) to Post-Effective Amendment No. 6.

                  (2)   Administration Agreement dated November 1, 1995, between the Registrant and SEI Investments Mutual Fund
                  Services is incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 6.

         (f)      Not applicable.

         (g)      (1)   Custody Agreement dated April 1, 1997, between the Registrant and Allfirst Trust Company, National
                  Association, is incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 17.

                  (2)   Subcustody Agreement dated November 9, 1995, between First National Bank of Maryland and Bankers Trust
                  Company is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 6.

         (h)      (1)   Transfer Agency and Service Agreement dated November 1, 1995, between the Registrant and SEI Investments
                  Mutual Fund Services is incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 6.

                  (2)   Sub-Administration Agreement dated January 1, 1998, between SEI Investments Management Corporation and
                  Allfirst Trust Company, National Association, is incorporated herein by reference to Exhibit 9(b) to
                  Post-Effective Amendment No. 17.

         (i)      Opinion and consent of legal counsel is incorporated herein by reference to Exhibit (i) to Post-Effective
                  Amendment Nos. 29 and 31.

         (j)      Consent of KPMG LLP (filed herewith).

         (k)      Not applicable.

         (l)      Not applicable.

         (m)      (1)   Distribution and Shareholder Services Plan with respect to Corporate II Class Shares is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 25.

                  (2)   Distribution and Shareholder Services Plan with respect to Corporate III Class Shares is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 25.

         (n)      Amended and Restated Rule 18f-3 Plan is incorporated herein by reference to Exhibit (n) to Post-Effective
                  Amendment No. 31.

         (o)      Reserved.

         (p)      (1)   Fund Code of Ethics is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment
                        No. 25.

                  (2)   SEI Investments Code of Ethics and Insider Trading Policy is incorporated herein by reference to Exhibit
                        (p)(2) to Post-Effective Amendment No. 25.

Item 24. Persons Controlled by or Under Common Control with Registrant

         None.

Item 25. Indemnification

         Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present trustee or officer. It states that the Registrant shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit or proceeding in which he is involved by virtue of his service as a trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved. Insofar as indemnification for liability arising under the

Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

         Allied Investment Advisors, Inc. ("AIA") serves as investment adviser to all Portfolios of the Registrant. A description of the directors and officers of AIA and other required information is included in the Form ADV and schedules thereto of AIA, as amended, on file with the Securities and Exchange Commission (File No. 801-50883) and is incorporated herein by reference.

Item 27. Principal Underwriters

         (a) SEI Investments Distribution Co. (the "Distributor") acts as distributor for the Registrant. The Distributor also acts as distributor for:

SEI Daily Income Trust                                        July 15, 1982
SEI Liquid Asset Trust                                        November 29, 1982
SEI Tax Exempt Trust                                          December 3, 1982
SEI Index Funds                                               July 10, 1985
SEI Institutional Managed Trust                               January 22, 1987
SEI Institutional International Trust                         August 30, 1988
The Advisors' Inner Circle Fund                               November 14, 1991
The Pillar Funds                                              February 28, 1992
STI Classic Funds                                             May 29, 1992
First American Funds, Inc.                                    November 1, 1992
First American Investment Funds, Inc.                         November 1, 1992
The Arbor Fund                                                January 28, 1993
The Achievement Funds Trust                                   December 27, 1994
Bishop Street Funds                                           January 27, 1995
STI Classic Variable Trust                                    August 18, 1995
Huntington Funds                                              January 11, 1996
SEI Asset Allocation Trust                                    April 1, 1996
TIP Funds                                                     April 28, 1996
SEI Institutional Investments Trust                           June 14, 1996
First American Strategy Funds, Inc.                           October 1, 1996
HighMark Funds                                                February 15, 1997
Armada Funds                                                  March 8, 1997
The Expedition Funds                                          June 9, 1997
Alpha Select Funds                                            January 1, 1998
Oak Associates Funds                                          February 27, 1998
The Nevis Fund, Inc.                                          June 29, 1998
The Parkstone Group of Funds                                  September 14, 1998
CNI Charter Funds                                             April 1, 1999

The Armada Advantage Funds                                    May 1, 1999
Amerindo Funds, Inc.                                          July 13, 1999
Huntington VA Funds                                           October 15, 1999
SEI Insurance Products Trust                                  March 29, 1999
Friends Ivory Funds                                           December 16, 1999
iShares Inc.                                                  January 28, 2000
iShares Trust                                                 April 25, 2000
Pitcarin Funds                                                August 1, 2000
First Focus Funds, Inc.                                       October 1, 2000
Johnson Family Funds, Inc.                                    November 1, 2000
The MDL Funds                                                 January 24, 2001

The Distributor provides numerous financial services to investment managers, pension plan sponsors and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

         (b) Directors, officers and partners of SEI Investments Distribution Co. are as follows:

 NAME AND PRINCIPAL BUSINESS             POSITIONS AND OFFICES WITH               POSITIONS AND OFFICES WITH
        ADDRESS *                               UNDERWRITER                               REGISTRANT
        ---------                               -----------                               ----------

Alfred P. West, Jr.                      Director, Chairman of the Board
                                           of Directors
Richard B. Lieb                          Director and Executive Vice President
Carmen V. Romeo                          Director
Mark J. Held                             President and Chief Operating Officer
Dennis J. McGonigle                      Executive Vice President
Robert M. Silvestri                      Chief Financial Officer and Treasurer
Leo J. Dolan, Jr.                        Senior Vice President
Carl A. Guarino                          Senior Vice President
Jack May                                 Senior Vice President
Hartland J. McKeown                      Senior Vice President
Kevin P. Robins                          Senior Vice President
Patrick K. Walsh                         Senior Vice President
Wayne M. Withrow                         Senior Vice President
Robert Crudup                            Vice President and Managing Director
Barbara Doyne                            Vice President
Vic Galef                                Vice President and Managing Director
John Kirk                                Vice President and Managing Director
Kim Kirk                                 Vice President and Managing Director
John Krzeminski                          Vice President and Managing Director
Carolyn McLaurin                         Vice President and Managing Director



 NAME AND PRINCIPAL BUSINESS             POSITIONS AND OFFICES WITH               POSITIONS AND OFFICES WITH
        ADDRESS *                               UNDERWRITER                               REGISTRANT
        ---------                               -----------                               ----------
Paul Lonergan                            Vice President and Managing Director
Steven Gardner                           Vice President and Managing Director
Scott Fanatico                           Vice President and Managing Director
Scott W. Dellorfano                      Vice President and Managing Director
John Andersen                            Vice President and Managing Director
Lori White                               Vice President and Assistant
                                           Secretary
Robert Aller                             Vice President
Todd Cipperman                           Senior Vice President and General      Vice President and Assistant
                                           Counsel                                Secretary
Richard A. Deak                          Vice President and Assistant
                                           Secretary
Jeff Drennen                             Vice President
Alan H. Lauder                           Vice President
Lydia A. Gavalis                         Vice President and Assistant           Vice President and Assistant
                                           Secretary                              Secretary
William E. Zitelli, Jr.                  Vice President and Assistant
                                           Secretary
Greg Gettinger                           Vice President
Kathy Heilig                             Vice President
Jeff Jacobs                              Vice President
Samuel King                              Vice President
Mark Nagle                               Vice President
Joanne Nelson                            Vice President
Ellen Marquis                            Vice President
Timothy D. Barto                         Vice President and Assistant           Vice President and Assistant
                                           Secretary                              Secretary
Christine M. McCullough                  Vice President and Assistant           Vice President and Assistant
                                           Secretary                              Secretary
Cynthia M. Parrish                       Vice President and Secretary
Robert Redican                           Vice President
Maria Rinehart                           Vice President
Steve Smith                              Vice President
Kathryn L. Stanton                       Vice President
Daniel Spaventa                          Vice President
Sherry K. Vetterlein                     Vice President and Assistant
                                           Secretary

----------------------
* 1 Freedom Valley Drive, Oaks, PA 19456

      (c)   Not applicable.

Item 28. Location of Accounts and Records

The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office located at One Freedom Valley Drive, Oaks, PA 19456. Certain records, including records relating to the Registrant's shareholders, may be maintained pursuant to Rule 31a-3 at the offices of the Registrant's investment adviser, Allied Investment Advisors, Inc., located at 100 E. Pratt Street, Baltimore, MD 21202; its sub-adviser, AIB Govett, Inc., located at 250 Montgomery Street, Suite 1200, San Francisco, CA 94104; and its transfer agent, SEI Investments Mutual Fund Services, located at One Freedom Valley Drive, Oaks, PA 19456. Certain records relating to the physical possession of the Registrant's securities may be maintained at the offices of the Registrant's custodian, Allfirst Trust Company, N.A., located at 25 S. Charles Street, Baltimore, MD 21201.

Item 29. Management Services

    (a)  Not applicable.

Item 30. Undertakings

    (a)  Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 33 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Baltimore, and State of Maryland, on the 21st day of August, 2001.

                                             ARK FUNDS

                                             By:  /s/ RICK A. GOLD
                                                  ------------------------------
                                                  Rick A. Gold
                                                  President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 33 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

 /s/ RICK A. GOLD
-------------------------------          President (principal executive                               August 21, 2001
Rick A. Gold                             officer)

/s/ JAMES F. VOLK
-------------------------------          Treasurer, Controller and Chief                              August 21, 2001
James F. Volk                            Financial Officer

                 *
-------------------------------          Trustee

William H. Cowie

                 *
-------------------------------          Trustee

David D. Downes

                 *
-------------------------------          Trustee

Victor Garland

                 *
-------------------------------          Trustee
Charlotte R. Kerr

                 *
-------------------------------          Trustee
Thomas Schweizer

                 *
-------------------------------          Trustee
Richard B. Seidel



* By:   /s/ ALAN C. PORTER                                                                    August 21, 2001
       --------------------------------------------
        Alan C. Porter
        Attorney-in-Fact

An original power-of-attorney authorizing Alan C. Porter to execute amendments to this Registration Statement for each trustee of the Registrant on whose behalf this amendment to the Registration Statement is filed has been executed and filed with the Securities and Exchange Commission.

                                  EXHIBIT INDEX



(a)      (1)      Declaration of Trust      1/

         (2)      Amended and Restated Declaration of Trust   2/

         (3)      Supplement dated March 23, 1993 to the Amended and Restated Declaration of Trust dated
                  March 19, 1993        2/

         (4)      Amendment dated December 10, 1999 to the Amended and Restated Declaration of Trust
                  dated March 14, 1993   7/

(b)      By-Laws  2/

(c)      Voting Trust Agreements- None

(d)      (1)      Investment Advisory Agreement between the Registrant and Allied Investment Advisors,
                  Inc. dated February 12, 1998       7/

(e)      (1)      Distribution Agreement between the Registrant and SEI Investments Distribution Co.
                  dated November 1, 1995     3/

         (2)      Administration Agreement between the Registrant and SEI Investments Mutual Fund
                  Services dated November 1, 1995     3/

(f)      Bonus or Profit Sharing Contracts- Not applicable

(g)      (1)      Custody Agreement between the Registrant and Allfirst Trust Company, National
                  Association dated April 1, 1997      4/

         (2)      Subcustody Agreement between First National Bank of Maryland and Bankers Trust
                  Company dated November 9, 1995       3/

(h)      (1)      Transfer Agency and Service Agreement between the Registrant and SEI Investments
                  Mutual Fund Services dated November 1, 1995     3/

         (2)      Sub-Administration Agreement between SEI Investments Management Corporation and
                  Allfirst Trust Company, National Association dated January 1, 1998    4/

(i)      Opinion and consent of legal counsel      6/ and 7/

(j)      Consent of KPMG LLP (filed herewith)

(k)      Omitted Financial Statements- Not applicable

(l)      Initial Capital Agreements- Not applicable

(m)      (1)      Distribution and Shareholder Services Plan with respect to Corporate II Class Shares
                  5/

         (2)      Distribution and Shareholder Services Plan with respect to Corporate III Class Shares
                  5/

(n)      Amended and Restated Rule 18f-3 Plan      7/

(o)      Reserved.

(p)      (1)      Fund Code of Ethics       5/

         (2)      SEI Investments Code of Ethics and Insider Trading Policy     5/


-------------------------

1/       Incorporated by reference to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 23, 1992.


2/       Incorporated by reference to Pre-Effective  Amendment No. 2 to the  Registration  Statement
         of the Trust on Form N-1A as filed with the SEC on May 4, 1993.


3/       Incorporated by reference to Post-Effective  Amendment No. 6 to the Registration  Statement
         of the Trust on Form N-1A as filed with the SEC on December 12, 1995.


4/       Incorporated  by reference  to  Post-Effective  Amendment  No. 17 to the  Registration
         Statement of the Trust on Form N-1A as filed with the SEC on February 6, 1998.


5/       Incorporated  by reference  to  Post-Effective  Amendment  No. 25 to the  Registration
         Statement of the Trust on Form N-1A as filed with the SEC on April 13, 2000.


6/       Incorporated by reference to Post-Effective Amendment No. 29 to the Registration
         Statement of the Trust on Form N-1A as filed with the SEC on August 31, 2000.


7/       Incorporated by reference to Post-Effective Amendment No. 31 to the Registration
         Statement of the Trust on Form N-1A as filed with the SEC on February 5, 2001.

